                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                           --------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                         John R. Giles, Vice President/
                            Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                           --------------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           --------------------------

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                         PROSPECTUS DATED JULY 1, 2003

     This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that these Funds:

         --  are not bank deposits

         -- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  are not federally insured

         -- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  are not guaranteed to achieve their goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND DESCRIPTIONS -- A LOOK AT THE GOALS, STRATEGIES, RISKS,
  FEES AND EXPENSES OF THE FUNDS
     Wilmington Large Cap Strategic Allocation Fund.........    3
     Wilmington Mid Cap Strategic Allocation Fund...........    7
     Wilmington Small Cap Strategic Allocation Fund.........   11
ADDITIONAL INVESTMENT INFORMATION
     Wilmington Large Cap Strategic Allocation Fund.........   15
          Investment Objective..............................   15
          Primary Investment Strategies.....................   15
          The Underlying Series.............................   16
          Additional Risk Information.......................   20
          Management of the Fund............................   21
     Wilmington Mid Cap Strategic Allocation Fund...........   24
          Investment Objective..............................   24
          Primary Investment Strategies.....................   24
          The Underlying Series.............................   25
          Additional Risk Information.......................   30
          Management of the Fund............................   32
     Wilmington Small Cap Strategic Allocation Fund.........   36
          Investment Objective..............................   36
          Primary Investment Strategies.....................   36
          The Underlying Series.............................   37
          Additional Risk Information.......................   41
          Management of the Fund............................   43
SERVICE PROVIDERS...........................................   46
SHAREHOLDER INFORMATION
          Pricing of Shares.................................   47
          Purchase of Shares................................   47
          Redemption of Shares..............................   48
          Exchange of Shares................................   50
          Distributions.....................................   51
          Taxes.............................................   51
DISTRIBUTION ARRANGEMENTS
          Master/Feeder Structure...........................   52
          Share Classes.....................................   52
GLOSSARY....................................................   53
FOR MORE INFORMATION........................................   55

For information about key terms and concepts, please refer to the "Glossary."

                               FUND DESCRIPTIONS

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON LARGE CAP
                                           STRATEGIC ALLOCATION FUND is to achieve long-term
                                           capital appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities.
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate to high.
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                           Instead, the Fund pursues its investment objective by
                                           investing in the Large Cap Quantitative Series and the
                                           Large Cap Multi-Manager Series of WT Investment Trust I
                                           (the "Underlying Series"). The Fund invests all of its
                                           assets in the Underlying Series in accordance with
                                           weightings determined by the investment adviser. Each
                                           of the Underlying Series invests directly in large
                                           capitalization equity securities in accordance with its
                                           investment policies and strategies.
                                      --   The WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                                           invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in large
                                           capitalization equity securities. These Underlying
                                           Series are intended to give the Fund broad exposure to
                                           large cap companies in the U.S. equity markets.
                                           Currently, the Fund invests in the shares of the Large
                                           Cap Quantitative Series and the Large Cap Multi-Manager
                                           Series of WT Investment Trust I; however, at any time,
                                           the Fund's investment adviser, Rodney Square Management
                                           Corporation ("RSMC"), may add or substitute Underlying
                                           Series in which the Fund may invest.
                                      --   In deciding how to allocate the Fund's assets between
                                           the Underlying Series, the investment adviser considers
                                           its outlook for the U.S. economy and financial markets,
                                           and the relative market valuations and volatility of
                                           the Underlying Series. The Fund normally invests within
                                           a range of 0% to 60% of its assets in the Large Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Large Cap Multi-Manager Series.
                                           The investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.

-----------------------------------------------------------------------------------------------------------------
Principal Risks                    --   ALLOCATION RISK. In managing the Fund, the investment adviser allocates assets among the Underlying Series. The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among these Underlying Series. A principal risk of investing in the Fund is that the investment adviser's allocation techniques and decisions and/or selection of Underlying Series will not produce the desired results, and therefore the Fund may not achieve its investment objective.
                                   --   UNDERLYING SERIES RISKS.  The value of your investment in the Fund is directly related to the investment performance of the Underlying Series in which it invests. Therefore, the principal risks of investing in the
                                        Fund are closely related to the principal risks associated with the
                                        Underlying Series and their investments. Because the Fund's allocation among the Underlying Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.
                                        Among the principal risks of the Underlying Series, which could adversely affect the net asset value and total return of the Fund, are:
                                       --   An investment in the Fund is not a deposit of Wilmington Trust
                                            Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
                                       --   It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series holds will increase in value.
                                       --   The Fund's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.
                                       --   Growth-oriented investments may be more volatile than the rest of the
                                            U.S. stock market as a whole.
                                       --   A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.
                                       --   Because the Large Cap Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the sub-advisers may result in the Series holding a concentration in certain types of securities, industries or sectors, which may have a negative effect on performance.

                                   --   Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.
                                   --   The performance of the Series and Fund will depend on whether or not the investment adviser is successful in pursuing an investment strategy.
                                   --   Please see "Additional Risk Information" for a description of these and other risks associated with the Underlying Series and an investment in the Fund.
-----------------------------------------------------------------------------------------------------------------
Investor Profile                   --   For investors seeking long-term growth of capital consistent with the volatility of the equity markets.
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     As of the date of this prospectus, the Institutional Shares of the Fund has not yet commenced operations. Therefore, it does not have any performance to include in this prospectus.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                      None
Distribution (12b-1) fees                                               None
Other expenses(2)                                                      0.86%
Underlying Series' expenses(3)                                         1.16%
TOTAL ANNUAL OPERATING EXPENSES(4)                                     2.02%
Waivers/Reimbursements                                                 1.02%
NET EXPENSES                                                           1.00%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc. and Montag & Caldwell, Inc., each a sub-adviser to an Underlying Series, receive sub-advisory fees of up to 0.25%, 0.50% and 0.65%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series expenses" are based on estimated expenses for the current fiscal year based upon the initial allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses and the Example set forth below are based on estimates of the Underlying Series expenses the Fund will incur including any waivers or reimbursements. Actual Underlying Series expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.00%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Large Cap Strategic Allocation Fund                 $102     $318

     The above Example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------

SUMMARY

--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON MID CAP
                                      STRATEGIC ALLOCATION FUND is to achieve long-term capital
                                           appreciation.

--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities.

--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate to high.

--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                      Instead, the Fund pursues its investment objective by
                                           investing in the Mid Cap Quantitative Series and the
                                           Mid Cap Multi-Manager Series of WT Investment Trust I
                                           (the "Underlying Series"). The Fund invests all of its
                                           assets in the Underlying Series in accordance with
                                           weightings determined by the investment adviser. Each
                                           of the Underlying Series invests directly in
                                           medium-sized or mid capitalization equity securities in
                                           accordance with its investment policies and strategies.

                                      --   The WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                                      invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in
                                           medium-sized or mid capitalization equity securities.
                                           These Underlying Series are intended to give the Fund
                                           broad exposure to medium-sized or mid cap companies in
                                           the U.S. equity markets. Currently, the Fund invests in
                                           the shares of the Mid Cap Quantitative Series and the
                                           Mid Cap Multi-Manager Series of WT Investment Trust I;
                                           however, at any time, the Fund's investment adviser,
                                           Rodney Square Management Corporation ("RSMC"), may add
                                           or substitute Underlying Series in which the Fund may
                                           invest.

                                      --   In deciding how to allocate the Fund's assets between
                                      the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and
                                           the relative market valuations and volatility of the
                                           Underlying Series. The Fund normally invests within a
                                           range of 0% to 60% of its assets in the Mid Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Mid Cap Multi-Manager Series. The
                                           investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.

--------------------------------------------------------------------------------------------------
Principal Risks                       --   ALLOCATION RISK.  In managing the Fund, the investment
                                      adviser allocates assets among the Underlying Series. The
                                           Fund's investment performance depends in part upon how
                                           its assets are allocated and reallocated among these
                                           Underlying Series. A principal risk of investing in the
                                           Fund is that the investment adviser's allocation
                                           techniques and decisions and/or selection of Underlying
                                           Series will not produce the desired results, and
                                           therefore the Fund may not achieve its investment
                                           objective.


                                      --   UNDERLYING SERIES RISKS.  The value of your investment
                                      in the Fund is directly related to the investment
                                           performance of the Underlying Series in which it
                                           invests. Therefore, the principal risks of investing in
                                           the Fund are closely related to the principal risks
                                           associated with the Underlying Series and their
                                           investments. Because the Fund's allocation among the
                                           Underlying Series will vary, your investment may be
                                           subject to any and all of these risks at different
                                           times and to different degrees. Among the principal
                                           risks of the Underlying Series, which could adversely
                                           affect the net asset value and total return of the
                                           Fund, are:

                                          --   An investment in the Fund is not a deposit of
                                             Wilmington Trust Company or any of its affiliates and
                                               is not insured or guaranteed by the Federal Deposit
                                               Insurance Corporation or any other government
                                               agency.

                                          --   It is possible to lose money by investing in the
                                             Fund. There is no guarantee that the stock market or
                                               the securities that the Series holds will increase
                                               in value.

                                          --   The Fund's share price will fluctuate in response
                                             to changes in the market value of the Series'
                                               investments. Market value changes result from
                                               business developments affecting an issuer as well
                                               as general market and economic conditions.

                                          --   Growth-oriented investments may be more volatile
                                             than the rest of the U.S. stock market as a whole.

                                          --   A value-oriented investment approach is subject to
                                             the risk that a security believed to be undervalued
                                               does not appreciate in value as anticipated.

                                          --   Because the Mid Cap Multi-Manager Series employs a
                                             multi-manager approach, the interplay of the various
                                               strategies employed by the sub-advisers may result
                                               in the Series holding a concentration in certain
                                               types of securities, industries or sectors, which
                                               may have a negative effect on performance.

                                          --   Each Series may use equity derivatives to pursue
                                             its investment objective. The use of derivatives may
                                               expose a Series to additional risks that it would
                                               not be subject to if it invested directly in the
                                               securities underlying those derivatives. These
                                               risks may cause the Series to experience higher
                                               losses than a fund that does not use derivatives.


                                          --   Mid capitalization companies may be more vulnerable
                                             than large companies to adverse business or economic
                                               developments, and their securities may be less
                                               liquid and more volatile than securities of larger
                                               companies.

                                          --   The performance of the Series and Fund will depend
                                             on whether or not the investment adviser is
                                               successful in pursuing an investment strategy.

                                          --   Please see "Additional Risk Information" for a
                                             description of these and other risks associated with
                                               the Underlying Series and an investment in the
                                               Fund.

--------------------------------------------------------------------------------------------------
Investor Profile                      --   For investors seeking long-term growth of capital
                                      consistent with the volatility of the equity markets.

--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     As of the date of this prospectus, the Institutional Shares of the Fund has not yet commenced operations. Therefore, it does not have any performance to include in this prospectus.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                      None
Distribution (12b-1) fees                                               None
Other expenses(2)                                                      0.86%
Underlying Series' expenses(3)                                         1.15%
TOTAL ANNUAL OPERATING EXPENSES(4)                                     2.01%
Waivers/Reimbursements                                                 0.86%
NET EXPENSES                                                           1.15%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to an Underlying Series, receives sub-advisory fees of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series expenses" are based on estimated expenses for the current fiscal year based upon the initial allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses and the Example set forth below are based on estimates of the Underlying Series expenses the Fund will incur including any waivers or reimbursements. Actual Underlying Series expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.15%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Mid Cap Strategic Allocation Fund                   $117     $365

     The above Example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The investment objective of the WILMINGTON SMALL CAP
                                      STRATEGIC ALLOCATION FUND is to achieve long-term capital
                                           appreciation.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Equity (or related) securities
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate to high
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Fund does not buy individual securities directly.
                                      Instead, the Fund pursues its investment objective by
                                           investing in the Small Cap Quantitative Series and the
                                           Small Cap Multi-Manager Series of WT Investment Trust I
                                           (the "Underlying Series"). The Fund invests all of its
                                           assets in the Underlying Series in accordance with
                                           weightings determined by the investment adviser. Each
                                           of the Underlying Series invests directly in small
                                           capitalization equity securities in accordance with its
                                           investment policies and strategies.
                                      --   The WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                                      invests at least 80% of its assets in shares of the
                                           Underlying Series, which invest primarily in small
                                           capitalization equity securities. These Underlying
                                           Series are intended to give the Fund broad exposure to
                                           small cap companies in the U.S. equity markets.
                                           Currently, the Fund invests in the shares of the Small
                                           Cap Quantitative Series and the Small Cap Multi-Manager
                                           Series of WT Investment Trust I; however, at any time,
                                           the Fund's investment adviser, Rodney Square Management
                                           Corporation ("RSMC"), may add or substitute Underlying
                                           Series in which the Fund may invest.
                                      --   In deciding how to allocate the Fund's assets between
                                      the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and
                                           the relative market valuations and volatility of the
                                           Underlying Series. The Fund normally invests within a
                                           range of 0% to 60% of its assets in the Small Cap
                                           Quantitative Series and within a range of 40% to 100%
                                           of its assets in the Small Cap Multi-Manager Series.
                                           The investment adviser reserves the right to adjust the
                                           percentages invested in the Underlying Series and to
                                           substitute, add or subtract to the Underlying Series.
--------------------------------------------------------------------------------------------------
Principal Risks                       --   ALLOCATION RISK.  In managing the Fund, the investment
                                      adviser allocates assets among the Underlying Series. The
                                           Fund's investment performance depends, in part, upon
                                           how its assets are allocated and reallocated among
                                           these Underlying Series. A principal risk of investing
                                           in the Fund is that the investment adviser's allocation
                                           techniques and decisions and/or

                                           selection of Underlying Series will not produce the
                                           desired results, and therefore the Fund may not achieve
                                           its investment objective.
                                      --   UNDERLYING SERIES RISKS.  The value of your investment
                                      in the Fund is directly related to the investment
                                           performance of the Underlying Series in which it
                                           invests. Therefore, the principal risks of investing in
                                           the Fund are closely related to the principal risks
                                           associated with the Underlying Series and their
                                           investments. Because the Fund's allocation among the
                                           Underlying Series will vary, your investment may be
                                           subject to any and all of these risks at different
                                           times and to different degrees. Among the principal
                                           risks of the Underlying Series, which could adversely
                                           affect the net asset value and total return of the
                                           Fund, are:
                                         --   An investment in the Fund is not a deposit of
                                      Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit
                                              Insurance Corporation or any other government
                                              agency.
                                         --   It is possible to lose money by investing in the
                                      Fund. There is no guarantee that the stock market or the
                                              securities that the Series holds will increase in
                                              value.
                                         --   The Fund's share price will fluctuate in response to
                                      changes in the market value of the Series' investments.
                                              Market value changes result from business
                                              developments affecting an issuer as well as general
                                              market and economic conditions.
                                         --   Growth-oriented investments may be more volatile
                                      than the rest of the U.S. stock market as a whole.
                                         --   A value-oriented investment approach is subject to
                                      the risk that a security believed to be undervalued does not appreciate in value as anticipated.
                                         --   Because the Small Cap Multi-Manager Series employs a
                                      multi-manager approach, the interplay of the various
                                              strategies employed by the sub-advisers may result
                                              in the Series holding a concentration in certain
                                              types of securities, industries or sectors, which
                                              may have a negative effect on performance.
                                         --   Each Series may use equity derivatives to pursue its
                                      investment objective. The use of derivatives may expose a
                                              Series to additional risks that it would not be
                                              subject to if it invested directly in the securities
                                              underlying those derivatives. These risks may cause
                                              the Series to experience higher losses than a fund
                                              that does not use derivatives.
                                         --   Small capitalization companies may be more
                                      vulnerable than large companies to adverse business or
                                              economic developments, and their

                                              securities may be less liquid and more volatile than
                                              securities of larger companies.
                                         --   The performance of the Series and Fund will depend
                                      on whether or not the investment adviser is successful in
                                              pursuing an investment strategy.
                                         --   Please see "Additional Risk Information" for a
                                      description of these and other risks associated with the
                                              Underlying Series and an investment in the Fund.
--------------------------------------------------------------------------------------------------
Investor Profile                         --   For investors seeking long-term growth of capital
                                      consistent with the volatility of the equity markets.
--------------------------------------------------------------------------------------------------

PERFORMANCE INFORMATION

     As of the date of this prospectus, the Institutional Shares of the Fund has not yet commenced operations. Therefore, it does not have any performance to include in this prospectus.

FEES AND EXPENSES

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. The expenses are shown as a percentage of its net assets.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Institutional Shares
                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge                                           None
Maximum sales charge imposed on reinvested dividends (and
  other distributions)                                                  None
Redemption fee(a)                                                      1.00%
Exchange fee(a)                                                        1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees(1)                                                   None
Distribution (12b-1) fees                                            None
Other expenses(2)                                                   0.86%
Underlying Series' expenses(3)                                      1.28%
TOTAL ANNUAL OPERATING EXPENSES(4)                                  2.14%
Waivers/Reimbursements                                              0.89%
NET EXPENSES                                                        1.25%

(1) The investment adviser to the Fund and to each of the Underlying Series is RSMC. RSMC is not paid an advisory fee for services provided to the Fund. Instead, RSMC, as investment adviser to the Underlying Series, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to an Underlying Series, receives sub-advisory fees of up to 0.25%, 0.70% and 0.80%, respectively.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.
(3) "Underlying Series expenses" are based on estimated expenses for the current fiscal year based upon the initial allocation of the Fund's assets among the Underlying Series. For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund -- Underlying Series Expenses." Total annual operating expenses including waivers and reimbursements and the Example set forth below are based on estimates of the Underlying Series expenses the Fund will incur. Actual Underlying Series expenses for the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be higher or lower than those shown above.
(4) For Institutional Shares of the Fund, RSMC has contractually agreed to waive a portion of the advisory fees received from the Underlying Series or reimburse expenses to the extent total annual operating expenses exceed 1.25%. This undertaking will remain in place until July 1, 2006, unless the Board of Trustees approves its earlier termination.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Wilmington Small Cap Strategic Allocation Fund                 $127     $397

     The above Example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

                       ADDITIONAL INVESTMENT INFORMATION

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Large Cap Quantitative Series and in the Large Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     The investment adviser selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (large capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth oriented or value oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                         LARGE CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Large Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large capitalization, U.S. based companies included in the S&P 500 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P 500/Barra Growth Index) and "value" style securities (as represented by the S&P 500/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series' assets between a growth weighted portfolio or a value weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs or Vipers.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P 500 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P 500/Barra Growth Index and a value portion based on the S&P 500/Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P 500/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P 500 Index or its component S&P 500/Barra Indices, but it will usually hold 200 to 350 of those securities.

     The performance of the Series and its benchmark index, the S&P 500 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P 500/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. The sub-adviser also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P 500 Index.

                         LARGE CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the LARGE CAP MULTI-MANAGER SERIES is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The LARGE CAP MULTI-MANAGER SERIES invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stock of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index ("large cap company"), at the time of purchase;

         -- exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of exchange traded funds or "ETFs" whose underlying investments are consistent with the Series' investment objective. RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows the investment adviser to allocate assets among sub-advisers that employ growth oriented stock selection or value oriented stock selection. Currently, the Series' sub-advisers are Armstrong Shaw Associates Inc. ("ASA"), a value oriented sub-adviser, and Montag & Caldwell, Inc. ("M&C"), a growth oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     ARMSTRONG SHAW ASSOCIATES, INC.

     ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company's stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA's methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which

ASA's perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company by company view of investing.

     Inherent in ASA's absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser's minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels constant monitoring of these positions with regular discussions with management to be a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

     In conjunction with ASA's view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it owns. These target points help ASA to avoid the emotional excesses of the market with respect to the Series' investments.

     MONTAG & CALDWELL, INC.

     The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to a proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts' assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

     If a company's results remain consistent with the firm's forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 40 percent. A holding will be reviewed for probable sale when it reaches M&C's target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immedi-
ate review of the holding and a decision to "add or sell." Since the investment policy centers on positive earnings momentum within a six-month period, "add or sell" decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among particular Underlying Series according to the Fund's allocation. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS: Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.

          The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Large Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Underlying Series performance.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Large Cap Strategic Allocation Fund, the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees its investment activities. As of March 31, 2003, RSMC had $5.1 billion assets under management. The day-to-day management of the Fund is the responsibility of RSMC's Strategic Allocation Team. The Strategic Allocation Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Large Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Large Cap Multi-Manager Series is directly responsible for paying each of ASA and M&C, sub-advisers to the Series, monthly sub-advisory fees at the annual rate of 0.50% and 0.65% of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Strategic Allocation Team of RSMC and its affiliates. The Strategic Allocation Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- LARGE CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Large Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of May 31, 2003, PPA had assets under management of approximately $4.7 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- LARGE CAP MULTI-MANAGER SERIES

ARMSTRONG SHAW ASSOCIATES INC.

     ASA, a sub-adviser to the Large Cap Multi-Manager Series, is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of March 31, 2003, ASA had assets under management of approximately $4.2 billion.

     Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

MONTAG & CALDWELL, INC.

     M&C, a sub-adviser to the Large Cap Multi-Manager Series, is a registered investment adviser founded in 1945 and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of March 31, 2003, M&C had assets under management of approximately $24.9 billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

     Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida. He is a Chartered Financial Analyst, Charter Holder.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series. These expenses are set forth in the table below.

                                           LARGE CAP       LARGE CAP
                                          QUANTITATIVE   MULTI-MANAGER
                                             SERIES         SERIES
                                          ------------   -------------
Management fees                                0.65%(1)       0.98%(2)
Other expenses(3)                              0.31%          0.31%
TOTAL ANNUAL OPERATING EXPENSES(4)             0.96%          1.29%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50% and 0.65%, of annual average net assets payable to ASA and M&C, respectively.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent total annual operating expenses of the Wilmington Large Cap Strategic Allocation Fund would exceed 1.00% excluding Rule 12b-1 and shareholder service fees. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON MID CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Mid Cap Quantitative Series and in the Mid Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     The investment adviser selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (medium-sized or mid capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth oriented or value oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                          MID CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Mid Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid capitalization, U.S. based companies included in the S&P MidCap 400 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P MidCap 400/Barra Growth Index) and "value" style securities (as represented by the S&P MidCap 400/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series assets between a growth weighted portfolio or a value weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs or Vipers.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P MidCap 400 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P MidCap 400/Barra Growth Index and a value portion based on the S&P MidCap 400/Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P MidCap 400/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P MidCap 400 Index or its component S&P MidCap 400/Barra Indices, but it will usually hold 150 to 300 of those securities.

     The performance of the Series and its benchmark index, the S&P MidCap 400 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P MidCap 400/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. The sub-adviser also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P MidCap 400 Index.

                          MID CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Mid Cap Multi-Manager Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P MidCap 400 Index ("mid cap company"), at the time of purchase;

         -- exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of exchange traded funds or "ETFs" whose underlying investments are consistent with the Series' investment objective. RSMC will allocate the balance of the Series' assets among the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows the investment adviser to allocate assets among sub-advisers that employ growth oriented stock selection or value oriented stock selection. Currently, the Series' sub-advisers are Bennett Lawrence Management, LLC ("BLM"), a growth oriented sub-adviser, Eubel Brady and Suttman Asset Management, Inc. ("EBS"), a value oriented sub-adviser, and Equity Investment Corporation ("EIC"), a value oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     BENNETT LAWRENCE MANAGEMENT, LLC

     BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

     In seeking competitively advantaged companies that participate in the fastest growing markets, BLM's investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

     EUBEL BRADY AND SUTTMAN ASSET MANAGEMENT, INC.

     EBS follows an domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS strategy is a fundamental approach that attempts to choose companies traditionally classified as "value" while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have a relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

     EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios "price-to" ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K's, and other public information. More in-depth analysis follows EBS's initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long term growth prospects. At times, both core and anomaly holdings are held. Once an company has been identified for potential investment by EBS's research team, that company is presented to EBS's Investment Policy Committee which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

     EQUITY INVESTMENT CORPORATION

     EIC's seeks to combine the strengths of growth and value disciplines, avoiding "value-oriented" companies that are no longer capable of increasing earnings, and the excessive valuations and momentum orientation often accompanying "growth" style investors. In general, EIC seeks to invest with growth as an objective, and price as a discipline.

     EIC will in invest in a mix of large, mid and small companies, with mid-cap companies predominating. Earnings growth is essential to EIC's investments, because a company's stock price ultimately follows its earnings. However, EIC also adheres to a valuation discipline in selecting investments. In determining a reasonable price to pay for a security today for future growth, EIC considers the following:

         -- Rate of Growth: EIC generally invests in companies with long-term growth rates of 9% to 20%. Companies growing less than this are unlikely to offer long-term appreciation above the market, while companies growing above 20% are unlikely to sustain such rates.

         -- Duration of Growth: EIC invests in companies where growth has been, and is expected to be, of long duration.

         -- Capital Intensity of Growth: EIC seeks to invest in companies that require relatively low amounts of capital to finance growth, believing that a company's value should be determined by the amount of cash owners can get out of the company, not how much they can invest into it. As a result, EIC's investments usually earn high returns on the capital invested in the business.

     Sell Discipline. While some companies warrant holding for extended periods, especially when tax consequences are considered, the number of such companies is far fewer than generally realized. Most companies are exposed to competition, as well as changes in tastes and technology. Franchises that seem impregnable usually prove vulnerable with time. Thus, for the vast majority of companies, a sell discipline is appropriate. EIC sells under the following conditions:

         --  The security reaches the targeted sell price;

         -- The firm's financial strength (i.e., quality) rating falls below average;

         -- The firm experiences a dramatic change in its business so that historical data is no longer valid for determining its value; and

         -- The company is unable to reestablish growth after 12 months of ownership.

     Employing this sell discipline, EIC's expects that the average holding period of securities held will be approximately three years, and that approximately 70% of gains will be long-term.

     Diversification. Diversification limits the risk in any one security, allows the investor to participate in a broader range of market opportunities, and achieves a steadier flow of results. EIC's portfolios are designed to offer four levels of diversification:

         -- Style Diversification (by holding companies with growth and value characteristics);

         -- Size Diversification (by holding a mix of large, mid-sized, and small companies. While this mix has varied depending on market conditions, a normal expectation is 80% mid-sized companies;

         -- Economic Sector Diversification. (EIC's holdings offer broad sector diversification, although the firm generally make few investments in utilities due to low growth rates); and

         -- Industry Diversification. (EIC invests across a wide array of industries, so that no single industry predominates the portfolio's returns).

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among particular Underlying Series according to the Fund's allocation. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS: Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.

             The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- MID CAP RISK: Mid cap or medium size companies may be more vulnerable than larger companies to adverse business or economic developments. Mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- LIQUIDITY RISKS: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Mid Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Underlying Series performance.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Mid Cap Strategic Allocation Fund, the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees its investment activities. As of March 31, 2003, RSMC had $5.1 billion assets under management. The day-to-day management of the Fund is the responsibility of RSMC's Strategic Allocation Team. The Strategic Allocation Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Mid Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Mid Cap Multi-Manager Series is directly responsible for paying each of BLM, EBS and EIC, sub-advisers to the Series, monthly sub-advisory fees at the annual rate of 0.55%, 0.50% and 0.50%, of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Strategic Allocation Team of RSMC and its affiliates. The Strategic Allocation Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- MID CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Mid Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of May 31, 2003, PPA had assets under management of approximately $4.7 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- MID CAP MULTI-MANAGER SERIES

BENNETT LAWRENCE MANAGEMENT, LLC

     BLM, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1995 and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of March 31, 2003, BLM had assets under management of approximately $837 million.

     BLM employs a mid cap growth investment strategy. In general, investments will be made in the shares of competitively advantaged, mid-sized companies that are benefiting from major demand trends. The sub-adviser believes that by limiting investments to strong companies in high-growth industries, the earnings results of their portfolio holdings should be higher and more consistent than the overall U.S. equity market.

     The sub-adviser's investment strategy utilizes top-down macroeconomic analysis to identify powerful demand trends and bottom-up fundamental security research for company selection. The sub-adviser has an in-house team of analysts that conduct high-level primary research on their portfolio holdings. Several of these analysts are industry specialists and are deployed in the economic sectors that have traditionally represented the most significant growth opportunities. By adhering to their investment strategy, the sub-advisor will not have exposure to all sectors or industries within the economy, therefore, BLM expects the portfolio that is managed on behalf of the Series to be more volatile than broad market indexes. BLM's commitment to fundamental research and investment strategy of limiting investments to high growth businesses should mitigate much of the risk associated with their asset class.

     Mr. Van Schreiber is the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche

Morgan Grenfell/C.J. Lawrence Inc. ("CJL"). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his MBA in Finance from New York University and his undergraduate degree from Williams College.

EUBEL BRADY AND SUTTMAN ASSET MANAGEMENT, INC.

     EBS, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1993 and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of March 31, 2003, EBS had assets under management of approximately $1.3 billion.

     Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

EQUITY INVESTMENT CORPORATION

     EIC, a sub-adviser to the Mid Cap Multi-Manager Series, is a registered investment adviser founded in 1986 and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of March 31, 2003, EIC had assets under management of approximately $127.3 million.

     James F. Barksdale is President of EIC and is the portfolio manager for EIC's mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series. These expenses are set forth in the table below.

                                                   MID CAP         MID CAP
                                                 QUANTITATIVE   MULTI-MANAGER
                                                    SERIES         SERIES
                                                 ------------   -------------
Management fees                                      0.65%(1)       0.92%(2)
Other expenses(3)                                    0.31%          0.31%
TOTAL ANNUAL OPERATING EXPENSES(4)                   0.96%          1.23%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent total annual operating expenses of the Wilmington Mid Cap Strategic Allocation Fund would exceed 1.15% excluding Rule 12b-1 and shareholder service fees. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The investment objective of the WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. The Fund's investment objective may be changed by the Board of Trustees upon 60 days' written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Small Cap Quantitative Series and in the Small Cap Multi-Manager Series. The Fund normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers.

     The investment adviser selects the Underlying Series in which the Fund may invest. The investment adviser determines how the Fund allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (small capitalization) and investment style or category (growth, value or enhanced index).

     The investment adviser does not allocate the Fund's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Fund by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include, but are not limited to projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. The investment adviser may also consider proprietary research provided by the sub-advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Fund's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ varying investment styles and techniques such as (i) style specific active management, which features growth oriented or value oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non stock market investment strategies to approximate the performance of a securities index.

     The frequency of portfolio transactions and each Underlying Series' turnover rate will vary from year to year depending on the market. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive larger capital gain distributions. Under normal market conditions, the turnover rate is expected to be less than 100% for each of the Underlying Series.

--------------------------------------------------------------------------------

THE UNDERLYING SERIES
--------------------------------------------------------------------------------

                         SMALL CAP QUANTITATIVE SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Small Cap Quantitative Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small capitalization, U.S. based companies included in the S&P SmallCap 600 Index. The investment adviser determines what is the recommended allocation of the Series assets with respect to "growth" style securities (as represented by the S&P SmallCap 600/Barra Growth Index) and "value" style securities (as represented by the S&P SmallCap 600/Barra Value Index). The investment adviser intends to allocate at least 20% of the Series assets into each of the growth style and value style.

     When making these asset allocation determinations, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. The investment adviser has the flexibility to reallocate the Series assets between a growth weighted portfolio or a value weighted portfolio based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to normally be a large percentage of the Series assets nor occur more frequent than monthly. The investment adviser or sub-adviser may purchase one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs or Vipers.

     Based on the investment adviser's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to the Series, uses a "quantitative" approach to build a portfolio in accordance with the investment adviser's allocation decisions. Unlike "active" managers, the sub-adviser does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. The Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

     PPA invests in a representative sample of securities in the S&P SmallCap 600 Index weighted to reflect the investment adviser's style allocation. This essentially means building the portfolio with a growth portion based on the S&P SmallCap 600/Barra Growth Index and a value portion based on the S&P SmallCap 600/Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, have investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding S&P SmallCap 600/Barra Index. It is not expected that the Series will hold all of the securities that are included in the S&P SmallCap 600 Index or its component S&P SmallCap 600/Barra Indices, but it will usually hold 250 to 450 of those securities.

     The performance of the Series and its benchmark index, the S&P SmallCap 600 Index, will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and the investment adviser's allocation between growth and value styles. The return for each of the growth portion and the value portion of the portfolio is intended to correlate closely with the return of its corresponding S&P SmallCap 600/Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. The sub-adviser also uses these techniques to make sell decisions. The Series is designed to have a portfolio with similar characteristics to those of its Indices, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that the Series' investment performance will equal or approximate that of the S&P SmallCap 600 Index.

                         SMALL CAP MULTI-MANAGER SERIES

INVESTMENT OBJECTIVE

     The investment objective of the Small Cap Multi-Manager Series is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity (or related) securities:

         -- common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index ("small cap company"), at the time of purchase;

         -- exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

         -- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

     Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

     As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective. The Series may also use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

     ADVISER ALLOCATION

     The Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of exchange traded funds or "ETFs" whose underlying investments are consistent with the Series' investment objective. RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy and securities markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

     This approach allows the investment adviser to allocate assets among sub-advisers that employ growth oriented stock selection or value oriented stock selection. Currently, the Series' sub-advisers are Batterymarch Financial Management, Inc. ("BFM"), a growth oriented sub-adviser, and Systematic Financial Management, L.P. ("SFM"), a value oriented sub-adviser. Each sub-adviser uses its own investment approach and strategy to achieve the Series' investment objective.

     The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

     BATTERYMARCH FINANCIAL MANAGEMENT, INC.

     BFM employs a bottom-up quantitative approach to manage US small cap growth equity assets. The goal of the process is to replicate the investment disciplines of the experienced fundamental investor, using quantitative methodologies to process fundamental data on a broad universe of companies, in an orderly and consistent manner. This approach enables our portfolio managers to process data for a substantially larger universe than a fundamental investor can, in effect using our quantitative strategies as a proxy for a team of analysts. BFM believes this strategy combines strong stock selection with effective risk control and low-cost trading.

     Investment Decision-Making Process. BFM uses a bottom-up, quantitative approach to manage US small cap growth equities. BFM's proprietary stock selection model uses fundamental factors to rank the relative attractiveness of the 3,000 securities in its liquid universe on a daily basis across six dimensions: (i) cash flow; (ii) earnings growth; (iii) expectations, (iv) value;
(v) technical signals; and (vi) corporate signals. The factors in each category include traditional fundamental measures, such as book value to price, earnings per share forward to price, and sales momentum, as well as proprietary measures we have identified in-house. All factors are tested across twenty economic sectors, and those factors that are most predictive of excess return in a particular sector are "turned on." The output from the stock-ranking process is a list of all the stocks in the sub-adviser's investable universe, ranked one to one-hundred against other stocks within their own sectors. The stock selection process runs daily.

     Portfolio Construction. After stock selection, BFM considers portfolio construction -- and the rigorous risk management associated with it -- the most important component of the overall process. To make sector allocation decisions, the sub-adviser uses a proprietary sector model that ranks the relative attractiveness of twenty sectors. Based on rankings generated by the sector model, the four most highly rated sectors are overweighted versus the benchmark, the bottom four sectors are underweighted and all other sectors are neutral weighted.

     A multifactor risk model, the second component of the portfolio construction process, optimizes the portfolio. The model considers a number of variables and constraints, including stock rankings, sector allocations, market capitalization weights and tracking error versus the benchmark. BFM's proprietary trading strategy is designed to minimize transaction costs; the sub-adviser performs a daily analysis of completed trades, trade efficiency and transaction costs. The portfolio managers review all trade decisions and have the discretion to modify a buy-sell decision if, in their judgment, a significant market event has occurred that is not yet reflected in the data used by our models. Except as noted, portfolio managers do not override the model. The portfolios are monitored through daily, weekly and monthly diagnostics and formal reviews by the Investment Review Committee, which includes all of the BFM's investment professionals.

     SYSTEMATIC FINANCIAL MANAGEMENT L.P.

     SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM's small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

     Companies chosen for the Series exhibit strong operating cash flow and free cash flow, trade at below market multiples of their operating cash flow and free cash flow, and have limited financial leverage with extremely strong debt coverage ratios. SFM defines free cash flow as the amount of cash available to a company for distribution to stockholders or investment in its business, after paying for all expenses and providing for expenditures required to support continuing growth. Quantitative screens are run on a weekly basis in order to identify companies that have the following characteristics: (i) market capitalization between $100 million and $2.0 billion; (ii) strong operating cash flow and free cash flow; (iii) low debt-to-capital; and (iv) price-to-cash flow ratio lower than the market (both operating and free cash flow).

     The screening process results in a focus list of approximately 100 companies. The small cap team then performs intense fundamental analysis on the focus list. The fundamental analysis entails interviewing and evaluating company management, reviewing accounting practices, examining historical financial statements, and attending analyst meetings. The research process results in forward financial projections for sales, earnings, expenses, operating cash flow, and free cash flow.

     From this analysis a portfolio of approximately fifty equally-weighted stocks is assembled. As risk controls, SFM limits the portfolio to a maximum of 30% in any one sector and 5% in any individual stock. Positions are sold when companies become fairly valued due to price appreciation or when our price objective becomes unattainable due to a deterioration in the company's fundamentals. Additionally, SFM may sell a position if an alternative company looks more attractive on a relative valuation basis.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

         -- ALLOCATION RISK: The Fund's investment performance depends, in part, upon how its assets are allocated and reallocated among particular Underlying Series according to the Fund's allocation. A principal risk of investing in the Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.

         -- UNDERLYING SERIES RISKS: Because the Fund invests all of its assets in Underlying Series, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.

         The Fund's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Series will depend upon the extent to which the Fund's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.

     The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Fund. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.

         -- SMALL CAP RISK: Small cap or medium size companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

         -- GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

         -- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

         -- DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.

         -- LIQUIDITY RISKS: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

         -- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers in the Small Cap Multi-Manager Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater affect on the Underlying Series performance.

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The Board of Trustees for the Fund supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

     RSMC, the investment adviser for the Wilmington Small Cap Strategic Allocation Fund, the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees its investment activities. As of March 31, 2003, RSMC had $5.1 billion assets under management. The day-to-day management of the Fund is the responsibility of RSMC's Strategic Allocation Team. The Strategic Allocation Team meets regularly to make investment decisions for the Fund.

     The Fund does not pay an advisory fee to RSMC for the advisory services provided by RSMC to the Fund. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to RSMC by the Underlying Series in which the Fund invests. Each of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series pays RSMC a monthly advisory fee at the annual rate of 0.40% of each Underlying Series' average daily net assets. In addition, the Small Cap Quantitative Series is directly responsible for paying PPA, the sub-adviser to the Series, a monthly sub-advisory fee at the annual rate of 0.25% of average daily net assets under its management. The Small Cap Multi-Manager Series is directly responsible for paying each of BFM and SFM sub-advisers to the Series, monthly sub-advisory fees at the annual rate of, 0.70% and, 0.80% of average daily net assets under their respective management.

     Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER

     The day-to-day management of the Fund is the responsibility of Sebastiano Mancarella, who implements the Fund's investment allocations as determined by the Strategic Allocation Team of RSMC and its affiliates. The Strategic Allocation Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC and/or its affiliate since July 1997. From 1991 to 1997, he was a portfolio manager in the personal trust area of First Union National Bank.

SUB-ADVISER -- SMALL CAP QUANTITATIVE SERIES

PARAMETRIC PORTFOLIO ASSOCIATES, INC.

     PPA, the sub-adviser to the Small Cap Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. Founded in 1987, PPA was a subsidiary of Pacific Financial Asset Investment Management Company until November 1994, when Pacific Financial merged with Thompson Advisors to form PIMCO Advisors L.P. In May 2000, PIMCO Advisors L.P. and Allianz A.G. entered into an agreement in which Allianz A.G. acquired 70% of PIMCO's outstanding units. In May 2001, PPA became independent through a management led buyout from PIMCO. PPA provides advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of May 31, 2003, PPA had assets under management of approximately $4.7 billion.

     Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS -- SMALL CAP MULTI-MANAGER SERIES

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

     BFM, a sub-adviser to the Small Cap Multi-Manager Series, is a registered investment adviser founded in 1969 and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to individuals, mutual funds, pension plans, trusts and corporations. As of March 31, 2003, BFM had assets under management of approximately $6.8 billion.

     William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm's business operations, with overall responsibility for all major investment management decisions. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, Mr. Elcock assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002.

SYSTEMATIC FINANCIAL MANAGEMENT, L.P.

     SFM, a sub-adviser to the Small Cap Multi-Manager Series, is a registered investment adviser founded in 1982 and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of March 31, 2003, SFM had assets under management of approximately $4.6 billion.

     Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

UNDERLYING SERIES EXPENSES

     The Fund will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Series. These expenses are set forth in the table below.

                                          SMALL CAP       SMALL CAP
                                         QUANTITATIVE   MULTI-MANAGER
                                            SERIES         SERIES
                                         ------------   -------------
Management fees                              0.65%(1)       1.18%(2)
Other expenses(3)                            0.31%          0.31%
TOTAL ANNUAL OPERATING EXPENSES(4)           0.96%          1.49%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.
(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.75% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.
(3) "Other expenses" are based on estimated amounts for the current fiscal year.
(4) RSMC has contractually agreed to waive a portion of each Underlying Series' advisory fee or reimburse expenses to the extent total annual operating expenses of the Wilmington Small Cap Strategic Allocation Fund would exceed 1.25% excluding Rule 12b-1 and shareholder service fees. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                             Shareholder
Management                                                                        Services



           INVESTMENT ADVISER                                                                  TRANSFER AGENT
     Rodney Square Management Corp.                                                              PFPC Inc.
        1100 North Market Street                                                            400 Bellevue Parkway
          Wilmington, DE 19890                                                                   Suite 108
                                                                                            Wilmington, DE 19809



Manages the investment activities of the                                               Handles shareholder services,
   Funds and each Underlying Series'.                                                   including record keeping and
                                                                                           statements, payment of
                                                                                      distributions and processing of
                                                                                           buy and sell requests.



                                                      WT MUTUAL FUND



                                              WILMINGTON LARGE CAP STRATEGIC
                                                     ALLOCATION FUND
                                               WILMINGTON MID CAP STRATEGIC
                                                     ALLOCATION FUND
                                              WILMINGTON SMALL CAP STRATEGIC
                                                     ALLOCATION FUND
Fund                                                                              Asset
Operations                                                                        Safe Keeping



             ADMINISTRATOR                                                                       CUSTODIAN



     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890



         SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT



               PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809



   Provides facilities, equipment and                                                    Holds each Fund's assets,
         personnel to carry out                                                         settles all portfolio trades
   administrative services related to                                                     and collects most of the
     each Fund and calculates each                                                      valuation data required for
     Fund's NAV and distributions.                                                        calculating each Fund's
                                                                                               NAV per share.



                                                       DISTRIBUTOR
                                                 PFPC Distributors, Inc.
                                                      760 Moore Road
                                                King of Prussia, PA 19406
                                              Distributes the Funds' shares.

                            SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Underlying Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Underlying Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the net asset value ("NAV") per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund.

     Shares will not be priced on those days the Funds are closed. As of the date of this prospectus, those days are:

New Year's Day               Good Friday       Labor Day
Martin Luther King, Jr. Day  Memorial Day      Thanksgiving Day
Presidents' Day              Independence Day  Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Fund is $1,000. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Fund. If you wish to purchase Fund shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Strategic Allocation Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Strategic Allocation Funds         Wilmington Strategic Allocation Funds
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day if received after 4:00 p.m. Eastern time or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: Each Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (as defined below). This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                              Overnight mail:
    -------------                                              ---------------
    Wilmington Strategic Allocation Funds         Wilmington Strategic Allocation Funds
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Funds has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

     If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to hold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.
--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your Institutional Shares in a Fund for Shares of the following portfolios:

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Wilmington Premier Money Market Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Short-Term Income Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Real Estate Portfolio

     Wilmington International Multi-Manager Portfolio

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares of the Fund are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact

Wilmington Trust or the Service Organization. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of each Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Funds' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

     The Funds' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

     It is a taxable event for you if you sell or exchange shares of any portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. This structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Fund, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Funds issues Institutional, Investor and Service Shares. Institutional Shares are offered to retirement plans and other institutional investors. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions with the Fund and are subject to a shareholder service fee.

                                    GLOSSARY

TOTAL RETURN:

     Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

     An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

MARKET CAPITALIZATION OR "CAP":

     Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

GROWTH STOCKS:

     Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

VALUE STOCKS:

     Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

INVESTMENT ADVISER:

     The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

THE NET ASSET VALUE OR "NAV":

NAV    =  Assets -- Liabilities
          --------------------
          Outstanding Shares

NET INVESTMENT INCOME:

     Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Funds' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Funds may be obtained free of charge by contacting:

     WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m. Eastern time

     Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

  The investment company registration number for WT Mutual Fund is 811-08648.

                                                                           07/03
WILMINGTON
                    FUNDS
     STRATEGIC ALLOCATION
                 FUNDS --
     INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
APPLICATION & NEW ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

INSTRUCTIONS:                                      RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR FOR                        WILMINGTON STRATEGIC ALLOCATION
ASSISTANCE IN COMPLETING THIS                         FUNDS -- INSTITUTIONAL SHARES
FORM CALL (800) 336-9970                              C/O PFPC Inc.
                                                      P.O. Box 9828
                                                      PROVIDENCE, RI 02940

--------------------------------------------------------------------------------
PORTFOLIO SELECTION ($1,000 MINIMUM)
       [ ] WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND $  _________
       [ ] WILMINGTON MID CAP STRATEGIC ALLOCATION FUND    $  _________
       [ ] WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND $  _________
        TOTAL AMOUNT TO BE INVESTED                              $  _________
-------    By check. (Make payable to the applicable Fund.)
-------    By wire. Call 1-800-336-9970 for Instructions.
Bank from which funds will be wired ------------      wire date     ------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION

1. Individual
                  ----------------------   -----   ----------------------------------  -----------------
                        First Name           MI                Last Name                Date of Birth*

                   -----------------------------
                    1st Owner's Social Security
                              Number*

2. Joint Tenancy
                  ----------------------   -----   ----------------------------------  -----------------
                        First Name           MI                Last Name                Date of Birth*
                     ("Joint Tenants with Rights of Survivorship" unless otherwise
                                              Specified)
                   -----------------------------
                  Joint Owner's Social Security Number*

                                                                                                   Uniform
 3. Gifts to Minors                                                   under the             Gifts/Transfers
                    -------------------------  -------------------               -------     to Minors Act
                           Minor's Name          Minor's Date of                  State
                                                      Birth*

                    -------------------------
                     Minor's Social Security
                             Number*

4. Other Registration
                      -------------------------------------  --------------------------------------
                              Customer Date of Birth                  Customer Tax ID No.*


5. If Trust, Date of Trust Instrument:
-------------------------------------------------------------------
  As joint tenants use Lines 1 and 2; as custodian for a minor, use Lines 1 and
   3.
  In the name of a corporation, trust or other organization or any fiduciary capacity, use Line 4.
* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of all of the registered account owners; (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
--------------------------------------------------------------------------------
ADDRESS OF RECORD
                         Must be a street address. If a post office box is
                  preferred, please provide a mailing address on an additional sheet of paper.

    ----------------------------------------------------------------------------
                 Street

    ----------------------------------------------------------------------------
                 City                  State                  Zip Code
--------------------------------------------------------------------------------

                                                                 WSAF-APPL-07/03

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS -- If these boxes are not checked, all distributions will be invested in additional shares.

                                                                      Pay Cash for:
                                                             Income Dividends           Other
LARGE CAP STRATEGIC ALLOCATION FUND                                [ ]                   [ ]
MID CAP STRATEGIC ALLOCATION FUND                                  [ ]                   [ ]
SMALL CAP STRATEGIC ALLOCATION FUND                                [ ]                   [ ]

--------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) -- Please sign exactly as registered under "Account Registration."

     I have received and read the Prospectus for the Wilmington Strategic Allocation Funds and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Wilmington Strategic Allocation Funds have been duly adopted.

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUNDS ARE REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:
UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND
(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE
    (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND
(3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Signature --------------------------------------------------   Date ------------
Signature --------------------------------------------------   Date ------------
                              Joint Owner/Trustee

Check one:     [ ] Owner     [ ] Trustee     [ ] Custodian    [ ] Other --------
--------------------------------------------------------------------------------
IDENTIFICATION OF SERVICE ORGANIZATION

We authorize the transfer agent, and the distributor in the case of transactions by telephone, to act as our agents in connection with transactions authorized by this order form.

Service Organization Name and Code ----------------------------  [ ][ ][ ][ ][ ]
Branch Address and Code ---------------------------------------------  [ ][ ][ ]
Representative or Other Employee Code ---------------------------   [ ][ ][ ][ ]
Authorized Signature of Service Organization ------     Telephone (     ) ------

--------------------------------------------------------------------------------

                                                                           07/03
WILMINGTON
                    FUNDS
     STRATEGIC ALLOCATION
                    FUNDS
     INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
APPLICATION FOR TELEPHONE REDEMPTION OPTION
--------------------------------------------------------------------------------
Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your account(s).
--------------------------------------------------------------------------------
ACCOUNT INFORMATION

       Fund Name(s):        ----------------------------------------------------
       Fund Account Number(s):  ------------------------------------------------
                           (Please provide if you are a current account holder:) REGISTERED IN THE NAME(S) OF: ------------------------------------------
                                      ------------------------------------------
                                      ------------------------------------------
                 REGISTERED ADDRESS:  ------------------------------------------
                                      ------------------------------------------

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.
--------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS
       [ ] Add           [ ] Change

Check one or more:
       [ ] Mail proceeds to my fund account address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
       [ ] Mail proceeds to my bank
       [ ] Wire proceeds to my bank (minimum $1,000)
       [ ] All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.
--------------------------------------------------------------------------------

                                                                 WSAF-APPL-07/03

--------------------------------------------------------------------------------
BANK INFORMATION

Please complete the following information only if proceeds mailed/wired to your bank was selected. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

    Name of Bank                ------------------------------------------------



    Bank Routing Transit #      ------------------------------------------------



    Bank Address                ------------------------------------------------



    City/State/Zip              ------------------------------------------------



    Bank Account Number         ------------------------------------------------



    Name(s) on Bank Account     ------------------------------------------------

--------------------------------------------------------------------------------
AUTHORIZATIONS

   By electing the telephone redemption option, I appoint the transfer agent my agent to redeem shares of any designated fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. I understand that a request for telephone redemption may be made by anyone, but the proceeds will be sent only to the account address of record or to the bank listed above. Proceeds in excess of $10,000 will only be sent to my predesignated bank. By signing below, I agree on behalf of myself, my assigns, and successors, not to hold the transfer agent and any of its affiliates, or any Fund responsible for acting under the powers I have given the transfer agent. I also agree that all account and registration information I have given will remain the same unless I instruct the transfer agent otherwise in a written form, including a signature guarantee. If I want to terminate this agreement, I will give the transfer agent at least ten days notice in writing. If the transfer agent or any Fund wants to terminate this agreement, they will give me at least ten days notice in writing.

   ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).



   ------------------------------                 ------------------------------
      Signature of Individual Owner        Signature of Joint Owner (if any)

--------------------------------------------------------------------------------
 Signature of Corporate Officer, Trustee or other -- please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Fund's transfer agent, such as a bank or trust company, broker/dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see "Redemption of Shares" in the prospectus.

                SIGNATURE GUARANTEE(S) (STAMP)
--------------------------------------------------------------------------------

                                                                 WILMINGTON
                                                                      FUNDS

    strategic allocation funds
    INSTITUTIONAL SHARES
    PROSPECTUS    JULY 1, 2003

                                                                       LARGE CAP


                                                                         MID CAP

                                                                       SMALL CAP

WSAF-Pros-07/03

                                 WT MUTUAL FUND

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 1, 2003

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Strategic Allocation Funds' current prospectus, as amended from time to time. A copy of the prospectus may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"). The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

                                TABLE OF CONTENTS

GENERAL INFORMATION ...................................................................1
INVESTMENT POLICIES ...................................................................1
INVESTMENT LIMITATIONS ................................................................4
TRUSTEES AND OFFICERS .................................................................5
CODE OF ETHICS .......................................................................13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................................13
INVESTMENT ADVISORY AND OTHER SERVICES ...............................................13
SUB-ADVISORY SERVICES ................................................................14
ADMINISTRATION AND ACCOUNTING SERVICES................................................15
ADDITIONAL SERVICE PROVIDERS .........................................................16
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN ...........................................16
BROKERAGE ALLOCATION AND OTHER PRACTICES .............................................17
CAPITAL STOCK AND OTHER SECURITIES ...................................................18
PURCHASE, REDEMPTION AND PRICING OF SHARES ...........................................19
DIVIDENDS ............................................................................20
TAXATION OF THE FUNDS ................................................................21
CALCULATION OF PERFORMANCE INFORMATION ...............................................23
TAX-EQUIVALENT YIELD TABLE ...........................................................25
FINANCIAL STATEMENTS .................................................................27
APPENDIX A -- OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES .............A-1
APPENDIX B -- DESCRIPTION OF RATINGS ................................................B-1

                               GENERAL INFORMATION

WT Mutual Fund ("WT Fund") is a diversified, open-end management investment company that was organized as a Delaware business trust on June 1, 1994. The name of WT Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

WT Fund has established the following Funds described in this SAI: the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund (collectively, the "Funds"). Each of these Funds may issue Institutional, Investor and Service Shares.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Fund's and its Underlying Series' investment objective, policies and limitations found in the prospectus and should be read with the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in underlying series, which are series of WT Investment Trust I (the "Trust"). The "Underlying Series" are: (i) the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; (ii) the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; and (iii) Small Cap Quantitative Series and the Small Cap Multi-Manager Series.

The investment objective of each Fund and Underlying Series is to achieve long-term capital appreciation.

The Wilmington Large Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Large Cap Quantitative Series and Large Cap Multi-Manager Series.

The Wilmington Mid Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series.

The Wilmington Small Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in the Small Cap Quantitative Series and Small Cap Multi-Manager Series.

Each Fund invests all of its assets in the Underlying Series in accordance with weightings determined by the Fund's investment adviser. Each of the Underlying Series invests directly in equity securities in accordance with its investment polices and strategies. Currently, the Funds invests in the shares of the Underlying Series of WT Investment Trust I; however, at any time, the Fund's investment adviser, Rodney Square Management Corporation ("RSMC"), may add or substitute Underlying Series in which the Fund may invest.

The foregoing policies may be changed upon 60 days' written notice to shareholders.

CASH MANAGEMENT. Each Fund will under normal market conditions invest no more than 20% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Fund. Certain of these instruments are described below.

      - U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally backs payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      - COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.

BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      - BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      - CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

      - TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

INVESTMENT COMPANY SECURITIES. Each Underlying Series may invest in the securities of other mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide, in part, that an Underlying Series may not purchase shares of an investment company if (a) such purchase would cause the Underlying Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or (b) such a purchase would cause the Underlying Series to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Underlying Series' total assets were to be invested in the aggregate in all investment companies. The Underlying Series may invest in investment company securities of open-end and closed-end investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act or any applicable exemptive order issued by the Securities and Exchange Commission ("SEC").

As a shareholder in another investment company, the Underlying Series would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. A Fund's investment of its assets in the corresponding Underlying Series is excepted from these limitations.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, an Underlying Series' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Underlying Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to an Underlying Series' purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of the Underlying Series' to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. Each Underlying Series' may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Underlying Series' may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on an Underlying Series' books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by an Underlying Series and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Underlying Series' sub-adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Underlying Series may purchase call options on securities that the investment adviser or sub-adviser intends to include in an Underlying Series in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Underlying Series may purchase put options to hedge against a decline in the market value of securities held in the Underlying Series or in an attempt to enhance return. The Underlying Series may write (sell) put and covered call options on securities in which they are authorized to invest. The Underlying Series may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of an Underlying Series that are invested in equity (or related) securities, the Underlying Series may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Underlying Series may invest in repurchase agreements. A repurchase agreement is a transaction in which an Underlying Series purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Underlying Series if the other party to the repurchase agreement defaults), it is the policy of an Underlying Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of an Underlying Series' investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each of the Underlying Series is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Underlying Series may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for an Underlying Series exceeds one-third of the value of the Underlying Series' total assets taken at fair market value. An Underlying Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, an Underlying Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds and their corresponding Underlying Series have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund's or an Underlying Series' assets or redemptions of shares will not be considered a violation of a limitation.

The following non-fundamental policies apply to each Fund and Underlying Series unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Fund and Underlying Series will not:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Underlying Series' total assets would be invested in the securities of such issuer, or the Underlying Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Underlying Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations. (This restriction does not apply to the Funds);

2. invest 25% or more of the value of its total assets in securities of issuers in any one industry except that each Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to a Fund's investments in the mutual fund industry by virtue of its investments in the Underlying Series. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

3. borrow money, provided that each Fund or Underlying Series may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's assets;

4. make loans of money or securities, except by entering into repurchase agreements. (For the purpose of this restriction, lending of portfolio securities by the Underlying Series are not deemed to be loans);

5. underwrite any issue of securities, except to the extent that a Fund or an Underlying Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or interests therein, although each Underlying Series may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that each Underlying Series may purchase or write interest rate, and stock index futures contracts and related options thereon;

8. issue senior securities, except to the extent permitted by the 1940 Act, provided that each of the Funds and Underlying Series may borrow money subject to its investment limitation on borrowing and insofar as a

      Fund or Underlying Series may be deemed to have issued a senior security by reason of entering into repurchase agreements;

9. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund or Underlying Series. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by an and collateral arrangements with respect to margin for future contracts by an Underlying Series are not deemed to be pledges or hypothecations);

10.   make short sales of securities except short sales against the box;

11. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Underlying Series may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

12. purchase securities if its outstanding borrowings exceed 5% of the value of its total assets

When engaging in options, futures and forward currency contract strategies, an Underlying Series will either: (1) earmark or set aside cash or liquid securities in a segregated account with WT Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in one or more registered investment companies such as Underlying Series and other Series of the Trust.

Notwithstanding the foregoing investment restrictions, the Underlying Series in which the Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, which may permit a Fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of WT Fund. All persons named as Trustees and officers also serve in a similar capacity for the "Trust". Each person listed under "Interested Trustees" below is an "interested person" of each of the Funds' or Underlying Series' investment adviser, WT Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Funds' or Underlying Series' investment adviser, WT Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "WT Fund Complex" refers to WT Fund and the Trust, collectively. The address of each Trustee as it relates to WT Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES
                                                                                             NUMBER OF
                                                                          PRINCIPAL         FUNDS IN WT       OTHER
                                 POSITION(S)      TERM OF OFFICE        OCCUPATION(S)      FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT       AND LENGTH OF         DURING PAST        OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH              FUND            TIME SERVED           FIVE YEARS          TRUSTEE        TRUSTEE
----------------------              ----            -----------           ----------          -------        -------
ROBERT J. CHRISTIAN(1)            Trustee,         Shall serve         Chief Investment          57           RSMC
Date of Birth: 2/49            President and       until death,        Officer and                            (registered
                                Chairman of        resignation or      Executive Vice                         investment
                                 the Board         removal.            President of                           adviser)
                                                   Trustee,            Wilmington Trust
                                                   President and       Company since
                                                   Chairman of the     February 1996.
                                                   Board since
                                                   October 1998.

WILLIAM P. RICHARDS, JR.(2)       Trustee          Shall serve         Managing Director         57           None
Date of Birth:  11/36                              until death,        and Senior
                                                   resignation or      Portfolio
                                                   removal.            Manager, Roxbury
                                                   Trustee since       Capital
                                                   October 1999.       Management LLC
                                                                       since 1998. Prior
                                                                       to 1998,
                                                                       Principal, Roger
                                                                       Engemann &
                                                                       Associates
                                                                       (investment
                                                                       management firm).

1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to WT Fund and the Trust.

2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES
                                                                                                NUMBER OF FUNDS
                                                                          PRINCIPAL                IN WT FUND          OTHER
                                                                     OCCUPATION(S) DURING           COMPLEX        DIRECTORSHIPS
NAME AND DATE OF         POSITION(S) HELD     TERM OF OFFICE AND            PAST                   OVERSEEN BY        HELD BY
    BIRTH                  WITH WT FUND     LENGTH OF TIME SERVED         FIVE YEARS                 TRUSTEE          TRUSTEE
    -----                  ------------     ---------------------         ----------                 -------          -------
ROBERT ARNOLD                Trustee          Shall serve until        Founder and                      57              N/A
Date of Birth: 3/44                           death, resignation       co-manages, R. H.
                                              or removal.  Trustee     Arnold & Co., Inc.
                                              since May 1997.          (investment banking
                                                                       company) since 1989.

INDEPENDENT TRUSTEES
                                                                                                NUMBER OF FUNDS
                                                                          PRINCIPAL                IN WT FUND          OTHER
                                                                     OCCUPATION(S) DURING           COMPLEX        DIRECTORSHIPS
NAME AND DATE OF         POSITION(S) HELD     TERM OF OFFICE AND            PAST                   OVERSEEN BY        HELD BY
    BIRTH                  WITH WT FUND     LENGTH OF TIME SERVED         FIVE YEARS                 TRUSTEE          TRUSTEE
-------------                -------          -----------------        -----------                      --              ---
ERIC BRUCKER                 Trustee          Shall serve until        Dean, School of                  57              N/A
Date of Birth: 12/41                          death, resignation       Business
                                              or removal.  Trustee     Administration of
                                              since October 1999.      Widener University
                                                                       since July 2001.
                                                                       Prior to that, Dean,
                                                                       College of Business,
                                                                       Public Policy and
                                                                       Health at the
                                                                       University of Maine
                                                                       from September 1998
                                                                       to June 2001, and
                                                                       Dean, School of
                                                                       Management at the
                                                                       University of
                                                                       Michigan prior to
                                                                       September 1998.


NICHOLAS GIORDANO            Trustee          Shall serve until        Consultant, financial            57         Kalmar Pooled
Date of Birth: 3/43                           death, resignation       services                                    Investment
                                              or removal.  Trustee     organizations from                          Trust;
                                              since October 1998.      1997 to present;                            Independence
                                                                       Interim President,                          Blue Cross;
                                                                       LaSalle University                          Fotoball,
                                                                       from 1998 to 1999;                          U.S.A.
                                                                       President and Chief                         (sporting and
                                                                       Executive Officer,                          athletics
                                                                       Philadelphia Stock                          goods
                                                                       Exchange from 1981 to                       manufacturer);
                                                                       1997.                                       DaisyTek
                                                                                                                   International
                                                                                                                   (wholesale
                                                                                                                   paper
                                                                                                                   and
                                                                                                                   paper
                                                                                                                   products);
                                                                                                                   and
                                                                                                                   Selas
                                                                                                                   Corporation
                                                                                                                   of
                                                                                                                   America
                                                                                                                   (industrial
                                                                                                                   furnaces
                                                                                                                   and
                                                                                                                   ovens).

LOUIS KLEIN JR.              Trustee          Shall serve until        Self-employed                    57         Manville
Date of Birth: 5/35                           death, resignation       financial consultant                        Personal
                                              or removal.  Trustee     since 1991.                                 Injury
                                              since October 1999.                                                  Settlement
                                                                                                                   Trust and
                                                                                                                   WHX Corporation
                                                                                                                   (industrial
                                                                                                                   manufacturer).

INDEPENDENT TRUSTEES
                                                                                                 NUMBER OF FUNDS
                                                                          PRINCIPAL                IN WT FUND          OTHER
                                                                     OCCUPATION(S) DURING           COMPLEX        DIRECTORSHIPS
NAME AND DATE OF         POSITION(S) HELD     TERM OF OFFICE AND            PAST                   OVERSEEN BY        HELD BY
    BIRTH                  WITH WT FUND     LENGTH OF TIME SERVED         FIVE YEARS                 TRUSTEE          TRUSTEE
    -----                  ------------     ---------------------         ----------                 -------          -------
CLEMENT C. MOORE, II         Trustee          Shall serve until        Managing Partner,                57              N/A
Date of Birth: 9/44                           death, resignation       Mariemont Holdings,
                                              or removal.  Trustee     LLC, (real estate
                                              since October 1999.      holding and
                                                                       development company)
                                                                       since 1980.

JOHN J. QUINDLEN             Trustee          Shall serve until        Retired since 1993.              57               N/A
Date of Birth: 5/32                           death, resignation
                                              or removal.  Trustee
                                              since October 1999.

MARK A. SARGENT              Trustee          Shall serve until        Dean and Professor of            57         St. Thomas
Date of Birth: 4/51                           death, resignation       Law, Villanova                              More Society
                                              or removal.  Trustee     University School of                        of
                                              since November 2001.     Law since July 1997.                        Pennsylvania.
                                                                       Associate Dean for
                                                                       Academic Affairs,
                                                                       University of
                                                                       Maryland School of
                                                                       Law from 1994 to
                                                                       1997.

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of WT Fund, the Trust, any of the Series' investment advisers or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS
                                                                                                NUMBER OF FUNDS
                                                                         PRINCIPAL                 IN WT FUND             OTHER
                                             TERM OF OFFICE AND     OCCUPATION(S) DURING            COMPLEX           DIRECTORSHIPS
NAME, ADDRESS AND        POSITION(S) HELD      LENGTH OF TIME               PAST                  OVERSEEN BY            HELD BY
DATE OF BIRTH              WITH WT FUND            SERVED                FIVE YEARS                 TRUSTEE              TRUSTEE
-------------              ------------            ------                ----------                 -------              -------
ERIC K. CHEUNG            Vice President     Shall serve at the    Vice President,                    N/A                  N/A
1100  North   Market                         pleasure of the       Wilmington Trust
Street                                       Board and until       Company since 1986;
Wilmington, DE 19890                         successor is          and Vice President
Date of Birth: 12/54                         elected and           and Director, Rodney
                                             qualified.            Square Management
                                             Officer since         Corporation since
                                             October 1998.         2001.

EXECUTIVE OFFICERS
                                                                                                NUMBER OF FUNDS
                                                                         PRINCIPAL                 IN WT FUND             OTHER
                                             TERM OF OFFICE AND     OCCUPATION(S) DURING            COMPLEX           DIRECTORSHIPS
NAME, ADDRESS AND        POSITION(S) HELD      LENGTH OF TIME               PAST                  OVERSEEN BY            HELD BY
DATE OF BIRTH              WITH WT FUND            SERVED                FIVE YEARS                 TRUSTEE              TRUSTEE
-------------              ------------            ------                ----------                 -------              -------
JOSEPH M. FAHEY, JR.           Vice          Shall serve at the    Vice President,                    N/A                  N/A
1100 North Market            President       pleasure of the       Rodney Square
Street                                       Board and until       Management
Wilmington, DE 19890                         successor is          Corporation since
Date of Birth: 1/57                          elected and           1992.
                                             qualified.
                                             Officer since
                                             November 1999.

FRED FILOON               Vice President     Shall serve at the    Senior Vice                        N/A                  N/A
520 Madison Avenue                           pleasure of the       President, Cramer
New York, NY 10022                           Board and until       Rosenthal McGlynn,
Date of Birth: 3/42                          successor is          LLC since 1989.
                                             elected and
                                             qualified.
                                             Officer since
                                             August 2000.

JOHN R. GILES             Vice President/    Shall serve at the    Senior Vice                        N/A                  N/A
1100 North Market         Chief Financial    pleasure of the       President, Wilmington
Street                        Officer        Board and until       Trust Company since
Wilmington, DE 19890                         successor is          1996.
Date of Birth: 8/57                          elected and
                                             qualified.
                                             Officer since
                                             December 1999.

PAT COLLETTI              Vice President     Shall serve at the    Vice President and                 N/A                  N/A
301 Bellevue Parkway       and Treasurer     pleasure of the       Director of
Wilmington, DE                               Board and until       Investment Accounting
19809                                        successor is          and Administration of
Date of Birth:                               elected and           PFPC Inc. since
11/58                                        qualified.            1999.  From 1986 to
                                             Officer since May     April 1999,
                                             1999.                 Controller for the
                                                                   Reserve Funds.

LEAH M. ANDERSON             Secretary       Shall serve at the    Officer, Wilmington                N/A                  N/A
1100 North Market                            pleasure of the       Trust Company since
Street                                       Board and until       1998. Officer, Rodney
Wilmington, DE                               successor is          Square Management
19890                                        elected and           Corporation since
Date of Birth: 08/65                         qualified.            1992.
                                             Officer since
                                             October 2002.

RESPONSIBILITIES OF THE BOARD AND BOARD COMMITTEES. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently the Board is comprised of nine individuals, of whom two are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2002. Currently, the Board has a Nominating Committee, an Audit Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen serve on the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2002, there was one meeting of the Nominating Committee. Upon the written request of shareholders holding at least 10% of WT Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of WT Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of WT Fund's basic accounting system and the effectiveness of WT Fund's internal accounting controls. During the fiscal year ended June 30, 2002, there were three meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Funds. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2002, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the family of investment companies, as of December 31, 2002.

                                                            AGGREGATE DOLLAR RANGE
                                                            OF EQUITY SECURITIES IN
                                                                ALL REGISTERED
                                                             INVESTMENT COMPANIES
                                                             OVERSEEN BY TRUSTEE
                                   DOLLAR RANGE OF            WITHIN THE FAMILY
                                  EQUITY SECURITIES                   OF
NAME OF TRUSTEE                IN EACH FUND OF WT FUND       INVESTMENT COMPANIES
---------------                -----------------------       --------------------
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN                     NONE                     Over $100,000
WILLIAM P. RICHARDS                     NONE                         NONE

INDEPENDENT TRUSTEES

ROBERT ARNOLD                           NONE                         NONE
ERIC BRUCKER                            NONE                         NONE
NICHOLAS GIORDANO                       NONE                   $10,001-$50,000
LOUIS KLEIN, JR.                        NONE                    Over $100,000
CLEMENT C. MOORE, II                    NONE                    Over $100,000
JOHN J. QUINDLEN                        NONE                    Over $100,000
MARK A. SARGENT                         NONE                         NONE

As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The assets of each Fund are invested in Underlying Series of the Trust. Each Fund has an investment adviser that directly manages a Fund's assets between the corresponding Underlying Series. The Funds also receive investment advisory services indirectly from the investment adviser of each Underlying Series. Each of WT Fund and the Trust has retained RSMC to manage the assets of the Funds and the Underlying Series of WT Fund and the Trust, respectively. RSMC has been retained by WT Fund and the Trust pursuant to separate investment advisory agreements (collectively, the "Investment Advisory Agreements") that have been approved by the Board of Trustees of WT Fund and the Trust, including the Independent Trustees. The Trust and RSMC have agreed to retain the following sub-advisers to manage the day-to-day investment activities of the Underlying Series pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements") as indicated in the table below:

UNDERLYING SERIES                          SUB-ADVISER(S)
-----------------                          --------------
Large Cap Quantitative Series              Parametric Portfolio Associates, Inc. ("PPA")

Mid Cap Quantitative Series                PPA

Small Cap Quantitative Series              PPA

Large Cap Multi-Manager Series             Armstrong Shaw Associates Inc. ("ASA")
                                           Montag & Caldwell, Inc. ("M&C")

Mid Cap Multi-Manager Series               Bennett Lawrence Management, LLC ("BLM")
                                           Eubel Brady and Suttman Management, Inc. ("EBS")
                                           Equity Investment Corporation ("EIC")

Small Cap Multi-Manager Series             Batterymarch Financial Management, Inc. ("BFM")
                                           Systematic Financial Management L.P. ("SFM")

Each Investment Advisory Agreement and Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by WT Fund's and the Trust's Board of Trustees or by a majority of the outstanding voting securities of WT Fund and the Trust, and in either event, by a majority of the Independent Trustees of WT Fund and the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve each Investment Advisory Agreement and Sub-Advisory Agreement reflects the exercise of its business judgment on whether to initiate the proposed arrangements. During its review of the Investment Advisory Agreements, the Board considered many factors, including: (1) investment objectives and long-term performance; (2) the investment adviser's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Underlying Series, the Funds and their shareholders in addition to investment advisory services; and (7) the Fund's relationship to other portfolios in the Wilmington family of funds.

In assessing an investment adviser's or sub-adviser's performance of its obligations, the Board will consider whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Investment Advisory Agreement or Sub-Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Underlying Series and Fund and the risks or other effects that could occur as a result of a decision to terminate or not renew an Investment Advisory Agreement or Sub-Advisory Agreement. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of an investment adviser's or sub-adviser's reputation and in the expectation that the investment adviser or sub-adviser will have a continuing role in providing advisory services to the Fund.

The Board also considered the compensation and benefits received by the investment adviser or sub-adviser. This includes fees received for services provided to the Fund or Underlying Series by the investment adviser, sub-adviser or its affiliates and research services received by the investment adviser or sub-adviser from brokers that execute trades for each Underlying Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser's compensation: the nature and quality of the services provided by the investment adviser or sub-adviser, including the performance of the Underlying Series; the investment adviser's or sub-adviser's cost of providing the services; the extent to which the investment adviser or sub-adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the investment adviser or sub-adviser and its affiliates as a result of the investment adviser's or sub-adviser's relationship with the Trust and WT Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about the facts bearing on the investment adviser's or sub-adviser's service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement and Sub-Advisory Agreement.

The Board considers these circumstances in light of its accumulated experience in governing the Trust and WT Fund and working with the investment adviser or sub-adviser on matters relating to the Trust and WT Fund, and expects to be assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Underlying Series, the investment adviser or sub-adviser and Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment adviser or sub-adviser and Wilmington Trust will provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreements. Thus, the Board's evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's or sub-adviser's investment philosophy, personnel and processes; each Underlying Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Underlying Series' portfolio securities; the nature and extent of the advisory and other services provided to the Underlying Series by the investment adviser or sub-adviser and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of the Fund to the other portfolios in WT Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between Funds and other Wilmington Portfolios.

Not all of the factors and considerations identified above are relevant to every Underlying Series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement or Sub-Advisory Agreement on all the relevant factors, and with a view to past and future long-term considerations.

WT Fund or the Trust or the applicable investment adviser or sub-adviser may terminate each Investment Advisory and Sub-Advisory Agreement on sixty days written notice without penalty. Each Investment Advisory Agreement and Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to the investment adviser may be found under the heading of "Investment Advisory and Other Services." Additional information regarding the Sub-Advisory Agreements may be found under "Sub-Advisory Services."

COMPENSATION. WT Fund pays the fees and expenses of the Independent Trustees. The following table shows the fees paid during the fiscal year ended June 30, 2002 to the Independent Trustees for their service to WT Fund and the total compensation paid to the Trustees by WT Fund Complex.


                                                                                                TOTAL
                                                      PENSION OR          ESTIMATED         COMPENSATION
                                                      RETIREMENT           ANNUAL               FROM
                                 AGGREGATE          BENEFITS ACCRUED      BENEFITS             WT FUND
                                COMPENSATION         AS PART OF WT          UPON               COMPLEX
INDEPENDENT TRUSTEE             FROM WT FUND         FUND EXPENSES       RETIREMENT        PAID TO TRUSTEES
-------------------             ------------         -------------       ----------        ----------------
Robert Arnold                      $22,032               None               None               $34,550
Eric Brucker                       $22,032               None               None               $34,550
Nicholas Giordano                  $21,337               None               None               $33,450
Louis Klein, Jr.                   $21,337               None               None               $33,450
Clement C. Moore, II               $22,032               None               None               $34,550
John Quindlen                      $21,337               None               None               $33,450
Mark A. Sargent                    $12,747               None               None               $19,850

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, each investment adviser and sub-adviser to the Underlying Series of the Trust has adopted a Code of Ethics (the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the Trust or WT Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by an Underlying Series under certain circumstances.

Under the Joint Code of Ethics adopted by RSMC, the Trust and WT Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by PPA, ASA, M&C, BLM, EBS, EIC, BFM, and SFM, personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and WT Fund, including information about any material violations of the Codes.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" the Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of a Fund. As of July 1, 2003, RSMC owned 100% of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Funds and the Underlying Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Balentine and Company LLC, and Wilmington Trust FSB, wholly owned subsidiaries of Wilmington Trust Corporation, are registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer.

Under an advisory agreement between RSMC and WT Fund on behalf of each Fund dated July 1, 2003, RSMC provides investment advisory services to the Funds but receives no advisory fee.

Under an amended advisory agreement dated May 9, 2001, each Underlying Series pays a monthly fee to RSMC at the annual rate of 0.40% of the Underlying Series' average daily net assets.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding Rule 12b-1 and shareholder service fees. exceed the following amounts with respect to the following Funds:

FUND                                                                        EXPENSE CAP
----                                                                        -----------
Large Cap Strategic Allocation Fund                                            1.00%
Mid Cap Strategic Allocation Fund                                              1.15%
Small Cap Strategic Allocation Fund                                            1.25%

This waiver will remain in place until July 1, 2006. The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Fund or class thereof prior to such termination date.

ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of each Fund and Underlying Series, subject to and in accordance with each Fund and Underlying Series' investment objective, policies and limitations set forth in the Prospectus and this SAI;
(b) purchase and sell for each Underlying Series, securities and other investments consistent with the Underlying Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Fund and Underlying Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Underlying Series; (e) make available and provide such information as the Underlying Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of WT Fund for consultation and discussion regarding the management of each Underlying Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund or Underlying Series. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreements provide that each investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund or Underlying Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for each Fund and Underlying Series relating to research, statistical and investment activities are paid by RSMC.

                              SUB-ADVISORY SERVICES

The sub-adviser to each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series is PPA, 1151 Fairview Avenue North, Seattle, Washington 98109. For its sub-advisory services, PPA receives a monthly portfolio management fee 0.25% of the average daily net assets of each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively, under PPA's management.

The sub-advisers to the Large Cap Multi-Manager Series are ASA and M&C, located at 45 Grove Street, New Canaan, Connecticut, 06840, and at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, respectively. For its sub-advisory services, ASA receives a monthly portfolio management fee at the annual rate: of 0.50% of the first

$25 million of average daily net assets under ASA's management; 0.45% of the next $25 million of average daily net assets under ASA's management; and 0.40% of the average daily net assets over $50 million under ASA's management. For its sub-advisory services, M&C receives a monthly portfolio management fee at the annual rate: of 0.65% of the first $10 million of average daily net assets under M&C's management; 0.50% of the next $10 million of average daily net assets under M&C's management; 0.35% of the next $50 million of average daily net assets under M&C's management; and 0.25% of the average daily net assets over $70 million under M&C's management.

The sub-advisers to the Mid Cap Multi-Manager Series are BLM, EBS and EIC, located at 757 Third Avenue, New York, New York 10017, at 7777 Washington Village Dr., Dayton, Ohio 45459, and at 3007 Piedmont Road, Atlanta, Georgia 30305, respectively. For its sub-advisory services, BLM receives a monthly portfolio management fee at the annual rate: of 0.55% of the first $75 million of average daily net assets under BLM's management; and 0.40% of the average daily net assets over $75 million under BLM's management. For its sub-advisory services, EBS receives a monthly portfolio management fee at the annual rate of 0.50% of the average daily net assets under EBS's management. For its sub-advisory services, EIC receives a monthly portfolio management fee at the annual rate: of 0.50% of the first $25 million of average daily net assets under EIC's management; and 0.45% of the average daily net assets of the next $25 million under EIC's management; and 0.40% of the average daily net assets over $50 million under EIC's management.

The sub-advisers to the Small Cap Multi-Manager Series are BFM and SFM located at 200 Clarendon Street, Boston, Massachusetts, 02116, and at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666, respectively. For its sub-advisory services, BFM receives a monthly portfolio management fee at the annual rate of 0.70% of the first $100 million of average daily net assets under BFM's management; and 0.60% of the average daily net assets over $100 million under BFM's management. For its sub-advisory services, SFM receives a monthly portfolio management fee at the annual rate: of 0.80% of the first $25 million of average daily net assets under SFM's management; 0.70% of the next $50 million of average daily net assets under SFM's management; 0.55% of the average daily net assets over $75 million under SFM's management.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of the Underlying Series' assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Underlying Series' investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by WT Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, RSMC, an affiliate of the Trust, performs certain administrative services for WT Fund and the Trust. For its services, WT Fund pays RSMC a fee of ..09% of the Funds' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Funds' average daily net assets that are greater than $2 billion.

The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds and the Underlying Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over WT Fund. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. Prior to September 1, 2002, PFPC provided administrative and accounting services for WT Fund.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to WT Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of each Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to WT Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19890-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds' shares pursuant to a Distribution Agreement with WT Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for WT Fund. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor Shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds' Institutional Shares.

The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan regardless of the Distributor's expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.75% on an annualized basis of the Investor Shares of each Fund's average net assets to reimburse the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Funds and for other distribution expenses.

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Investor Shares, such payments are authorized. Each Underlying Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and sub-advisers place all portfolio transactions on behalf of each Underlying Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Underlying Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with an Underlying Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Underlying Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Underlying Series or to the investment adviser or sub-advisers. Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to a higher commission than the lowest available. Under Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or sub-adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, an Underlying Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser or sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser's or sub-advisers' other clients have investment objectives and programs similar to that of the Underlying Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Underlying Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between an Underlying Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Underlying Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

WT Fund issues three separate classes of shares. Each Fund offers Institutional, Investor and Service Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid), and (ii) the Service Shares pay a shareholder service fee of 0.25% of the average net assets of the Service Shares. The net income attributable to Investor or Service Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Service Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not WT Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. WT Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and WT Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES: For each Fund the net asset value per share of the Portfolio is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is only open on days when the Exchange and the transfer agent are open for business.

Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. In the case of securities traded primarily on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ official closing price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Trustees.

                                    DIVIDENDS

Dividends from the Funds' net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders quarterly.

A dividend or distribution paid by a Fund that does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain). For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Funds are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as qualifying for the dividends received deduction.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Fund in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Fund on the acquisition and disposition of foreign currency (E.G. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Fund. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of a Fund may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Funds will vary based on changes in market conditions and the level of each Fund's expenses. These performance figures are calculated in the following manner:

      A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                    T = (ERV/P)1/n - 1

            Where:   P     =     a hypothetical initial investment of $1,000
                     T     =     average annual total return
                     n     =     number of years
                     ERV   =     ending redeemable value: ERV is the value, at
                                 the end of the applicable period, of a
                                 hypothetical $1,000 investment made at the beginning of the applicable period.


            The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

      B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                     P(1+T)[to the power of n] = ATV(D)
                     Where:
                     P = a hypothetical initial payment of $1,000.
                     T = average annual total return (after taxes on distributions).
                     n = number of years.
                     ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

      The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATV(D)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences. The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effects of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

      C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                     P(1 + T)[to the power of n] = ATV(DR)
                     Where:
                     P = a hypothetical initial payment of $1,000.
                     T = average annual total return (after taxes on distributions and redemption).
                     n = number of years.
                     ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD CALCULATIONS. From time to time, a Fund may advertise its yield. Yield for these Funds is calculated by dividing the Fund's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]

            where:

                     a =   dividends and interest earned during the period;
                     b =   expenses accrued for the period (net of
                           reimbursements);
                     c =   the average daily number of shares outstanding during
                           the period that were entitled to receive dividends;
                           and
                     d =   the maximum offering price per share on the last day
                           of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by a Fund during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Fund, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Fund.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by a Fund during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Fund's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Fund in WT Fund's financial statements.

Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Funds' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Funds' holdings, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF FUND PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by a Fund.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, a Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, a Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank a Fund in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, a Fund's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

                              FINANCIAL STATEMENTS

The Funds have not yet commenced operations and therefore, have no financial statements to report.

                                   APPENDIX A

                     OPTIONS AND FUTURES CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS AND FUTURES CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund's corresponding Underlying Series, the investment adviser or the sub-advisers may engage in certain options and futures contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options and futures contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options and futures contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Underlying Series will use leverage in their options or futures contracts. Accordingly, the Underlying Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Underlying Series' assets could impede portfolio management, or the Underlying Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. An Underlying Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Underlying Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Underlying Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Underlying Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Underlying Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Underlying Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Underlying Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Underlying Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Underlying Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Underlying Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which an Underlying Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Underlying Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Underlying Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Underlying Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Underlying Series will be obligated to sell the security at less than its market value.

Each Underlying Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Underlying Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Underlying Series would expect to suffer a loss.

Each Underlying Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which an Underlying Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Underlying Series will not exactly match the composition of indices on which options are purchased or written.

Each Underlying Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Underlying Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Underlying Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Underlying Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Underlying Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Underlying Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if an Underlying Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Underlying Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Underlying Series holds a put warrant and the value of the underlying index falls, the Underlying Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Underlying Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Underlying Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Underlying Series does not exercise an index warrant prior to its expiration, then the Underlying Series loses the amount of the purchase price that it paid for the warrant.

Each Underlying Series will normally use index warrants as it may use index options. The risks of the Underlying Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Underlying Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Underlying Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

      (1) each Underlying Series will write only covered options, and each such option will remain covered so long as the Underlying Series is obligated thereby; and

      (2) no Underlying Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. An Underlying Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If an Underlying Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Underlying Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, an Underlying Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit an Underlying Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If an Underlying Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Underlying Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If an Underlying Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Underlying Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Underlying Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

      (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

      (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Underlying Series is exercised or unless a closing transaction is effected with respect to that position, the Underlying Series will realize a loss in the amount of the premium paid and any transaction costs.

      (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Underlying Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

      (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Underlying Series writes a call option on an index, the Underlying Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Underlying Series holds an index option and exercises it before the closing index value for that day is available, the Underlying Series runs the risk that the level of the underlying index may subsequently change.

      (5) An Underlying Series' activities in the options markets may result in a higher Underlying Series turnover rate and additional brokerage costs; however, the Underlying Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Underlying Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Underlying Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Underlying Series' securities holdings. To the extent that a portion of an Underlying Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if an Underlying Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or the entire decline in the value of the Underlying Series' holdings. An Underlying Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that an Underlying Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, an Underlying Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Underlying Series plans to acquire at a future date. The Underlying Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Underlying Series. This is analogous to writing covered call options on securities. The Underlying Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Underlying Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Underlying Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

      (1) Each Underlying Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Underlying Series is obligated thereby.

      (2) No Underlying Series will write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, an Underlying Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to an Underlying Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an Underlying Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when an Underlying Series purchases a contract and the value of the contract rises, the Underlying Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, an Underlying Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of an Underlying Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Underlying Series to close a position and, in the event of adverse price movements, the Underlying Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering an Underlying Series' use of futures contracts and related options, particular note should be taken of the following:

      (1) Successful use by an Underlying Series of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, an Underlying Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if an Underlying Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, an Underlying Series may need to sell assets at a time when such sales are disadvantageous to the Underlying Series. If the price of the futures contract moves more than the price of the underlying securities, an Underlying Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

      (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Underlying Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, an Underlying Series would continue to be required to make variation margin payments.

      (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

      (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Underlying Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Underlying Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

      (6) As is the case with options, an Underlying Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, an Underlying Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Underlying Series' sub-advisers may use options and futures contracts and related options to attempt to hedge securities held by the Underlying Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Underlying Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Underlying Series or which the investment adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Underlying Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Underlying Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Underlying Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Underlying Series will not enter into an options or futures contract transactions that exposes the Underlying Series to an obligation to another party unless the Underlying Series either (i) owns an offsetting ("covered") position in securities, options or futures contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SWAP AGREEMENTS. The Underlying Series may enter into swaps relating to indices, interest rates, and equity interests. A swap transaction is an agreement between the Underlying Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Underlying Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Underlying Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Underlying Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Underlying Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Underlying Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Underlying Series' risk of loss consists of the net amount of payments that the Underlying Series is contractually entitled to receive. The Underlying Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Underlying Series' investment objective will depend on the investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Underlying Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Underlying Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Underlying Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Underlying Series' repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Underlying Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Funds' corresponding Underlying Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by an Underlying Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Series. In that event, the investment adviser or a sub-adviser will consider whether it is in the best interest of the Underlying Series to continue to hold the securities.

                                 MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                   S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                                  FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                                Mark A. Sargent
                           --------------------------

                                    OFFICERS
             Robert J. Christian, President/Chief Executive Officer
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
             John R. Giles, Vice President/Chief Financial Officer
                          Fred Filoon, Vice President
                            Pat Colletti, Treasurer
                           --------------------------

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           --------------------------

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                         PROSPECTUS DATED JULY 1, 2003

     This prospectus gives vital information about the Wilmington Short-Term Income Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

     Please note that this Portfolio:

         --  is not a bank deposit

         -- is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         --  is not federally insured

         -- is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency

         --  is not guaranteed to achieve its goal(s)

     Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                            PORTFOLIO DESCRIPTION

A look at the goals,
strategies,
risks and expenses of the
Portfolio.                       Summary.......................................3

                                 Performance Information.......................5

                                 Fees and Expenses.............................5

                                 Example.......................................6

                                 Investment Objective..........................6

                                 Primary Investment Strategies.................6

                                 Series Composition............................7

                                 Additional Risk Information...................8

Details about the service
providers.                  MANAGEMENT OF THE PORTFOLIO

                                 Investment Adviser...........................10

                                 Portfolio Managers...........................10

                                 Service Providers............................11

Policies and instructions
for
opening, maintaining and
closing an account in the
Portfolio.                  SHAREHOLDER INFORMATION

                                 Pricing of Shares............................12

                                 Purchase of Shares...........................12

                                 Redemption of Shares.........................14

                                 Exchange of Shares...........................15

                                 Distributions................................16

                                 Taxes........................................16

Details on the Portfolio's
master/feeder arrangement
and share classes.          DISTRIBUTION ARRANGEMENTS

                                 Master/Feeder Structure......................17

                                 Share Classes................................17

                            GLOSSARY..........................................18

                            FOR MORE INFORMATION..............................20

For information about key terms and concepts, please refer to the "GLOSSARY".

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                              INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                             PORTFOLIO DESCRIPTION

--------------------------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------------------------
Investment Objective                  --   The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to
                                           preserve capital and provide current income.
--------------------------------------------------------------------------------------------------
Investment Focus                      --   Fixed income securities
--------------------------------------------------------------------------------------------------
Share Price Volatility                --   Moderate
--------------------------------------------------------------------------------------------------
Principal Investment Strategy         --   The Portfolio operates as a "feeder fund" which means
                                           that the Portfolio does not buy individual securities
                                           directly. Instead, it invests in a "master fund," which
                                           in turn purchases investment securities. The Portfolio
                                           invests all of its assets in Short-Term Income Series, a
                                           separate series of WT Investment Trust I. The Portfolio
                                           and Series have the same investment objective, policies
                                           and limitations.
                                      --   The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests in
                                           the Short-Term Income Series, which, under normal
                                           circumstances, invests at least 80% of its total assets
                                           in investment grade fixed-income securities such as
                                           corporate bonds, notes or commercial paper and U.S.
                                           Government obligations. The Series invests primarily in
                                           short and intermediate term, investment grade, fixed
                                           income securities and may invest up to 20% of its assets
                                           in non-investment grade, fixed income securities.
                                      --   The Series' investment adviser purchases securities
                                           based on their yield or potential capital appreciation,
                                           or both. The investment adviser may sell securities in
                                           anticipation of market declines, credit downgrades, or
                                           to purchase alternative fixed income investments that
                                           may perform better.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Principal Risks                       The Portfolio is subject to the risks summarized below,
                                      which are further described under "Additional Risk
                                      Information."
                                      --   An investment in the Portfolio is not a deposit of
                                           Wilmington Trust Company or any of its affiliates and is
                                           not insured or guaranteed by the Federal Deposit
                                           Insurance Corporation or any other government agency.
                                      --   It is possible to lose money by investing in the
                                           Portfolio.
                                      --   The fixed income securities in which the Portfolio
                                           invests through its corresponding Series are subject to
                                           credit risk, prepayment risk, market risk, liquidity
                                           risk and interest rate risk. Typically, when interest
                                           rates rise, the market prices of fixed income securities
                                           go down.
                                      --   Non-investment grade, fixed income securities involve
                                           greater risk of default or price changes due to the
                                           lower credit quality of the issuer than investment
                                           grade, fixed income securities. The value of
                                           lower-quality, fixed income securities can be more
                                           volatile due to increased sensitivity to adverse issuer,
                                           political, regulatory, market, or economic developments
                                           and can be difficult to sell.
                                      --   The performance of the Portfolio will depend on whether
                                           or not the investment adviser is successful in pursuing
                                           an investment strategy.
--------------------------------------------------------------------------------------------------
Investor Profile                      --   Investors willing to withstand modest principal value
                                           fluctuations in order to achieve enhanced income.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     As of the date of this prospectus, the Institutional Shares of the Portfolio have not yet commenced operations. Therefore, it does not have any performance to include in this prospectus. The Portfolio will measure its performance against the Merrill Lynch 1-5 Year Treasury Index, its benchmark index. The Merrill Lynch 1-5 Year Treasury Index consists of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years.

--------------------------------------------------------------------------------

FEES AND EXPENSES
--------------------------------------------------------------------------------

     The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                    None
Maximum deferred sales charge                                      None
Maximum sales charge imposed on reinvested dividends
  (and other distributions)                                        None
Redemption fee(a)                                                 1.00%
Exchange fee(a)                                                   1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

Management fees                                                   0.35%
Distribution (12b-1) fees                                          None
Other expenses(2)                                                 1.30%
TOTAL ANNUAL OPERATING EXPENSES(3)                                1.65%
Waivers/reimbursements(3)                                         1.00%
NET EXPENSES(3)                                                   0.65%

(1) This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.
(2) "Other expenses" are based on estimated amounts for the current fiscal year.
(3) For the Institutional Shares, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.65%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

     This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

         --  you reinvested all dividends and other distributions;

         --  the average annual return was 5%;

         -- the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) are charged and remain the same over the time periods; and

         --  you redeemed all of your investment at the end of the time period.

     Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                          1 Year   3 Years
--------------------                                          ------   -------
Short-Term Income Portfolio                                    $66      $208

     The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

     The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to preserve capital and provide current income. The investment objective may be changed without shareholder approval, upon 60 day's written notice. There is no guarantee that the Portfolio will achieve its investment objective.

--------------------------------------------------------------------------------

PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

     The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests its assets in the Short-Term Income Series, which:

         -- will invest at least 80% of its total assets in investment grade corporate fixed income securities;

         -- may invest up to 20% of its total assets in non-investment grade fixed income securities; and

         --  will maintain a short average duration of 1-3 years.

--------------------------------------------------------------------------------

SERIES COMPOSITION
--------------------------------------------------------------------------------

     The composition of the Series' holdings varies, depending upon the investment adviser's analysis of the fixed income markets and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by the Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

     The table below shows the types of fixed income securities which are principal investments. These securities will help the Series achieve its investment objective.

                                                   Short-Term Income
                                                   ------------------
Asset-Backed Securities                                    X
Bank Obligations                                           X
Corporate Bonds, Notes and Commercial Paper                X
Mortgage-Backed Securities                                 X
Municipal Securities                                       X
Obligations Issued By Supranational Agencies               X
U.S. Government Obligations                                X

     The Series also may use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information ("SAI"). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------

     The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

         -- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. The value of fixed income securities often fluctuates in response to issuer, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Non-investment grade, fixed income securities are lower-quality fixed income securities that involve greater risk of default or price changes due to changes in the credit quality of the issuer. Lower-quality fixed income securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality, fixed income securities is likely to be higher during economic recessions or periods of high interest rates.

         -- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

         -- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

         -- LEVERAGE RISK: The risk associated with certain securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into large changes in value.

         -- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

         -- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

         -- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

         -- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

         -- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

         -- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                          MANAGEMENT OF THE PORTFOLIO

     The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held bank holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. As of March 31, 2003, RSMC had $5.1 billion assets under management.

     The Short-Term Income Series pays RSMC a monthly advisory fee at the annual rate of 0.35% of the Series first $1 billion of average daily net assets; 0.30% of the Series next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets over $2 billion.

--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

     CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

     DOMINICK D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short-Term Income Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

--------------------------------------------------------------------------------

SERVICE PROVIDERS
--------------------------------------------------------------------------------

     The chart below provides information on the primary service providers.

Asset                                                                             Shareholder
Management                                                                        Services



           INVESTMENT ADVISER                                                                  TRANSFER AGENT
     Rodney Square Management Corp.                                                              PFPC Inc.
        1100 North Market Street                                                            400 Bellevue Parkway
          Wilmington, DE 19890                                                                   Suite 108
                                                                                            Wilmington, DE 19809



    Manages the Series' business and                                                   Handles shareholder services,
         investment activities.                                                         including recordkeeping and
                                                                                           statements, payment of
                                                                                      distributions and processing of
                                                                                           buy and sell requests.



                                                      WT MUTUAL FUND



                                                  WILMINGTON SHORT-TERM
                                                     INCOME PORTFOLIO
Fund                                                                              Asset
Operations                                                                        Safe Keeping



             ADMINISTRATOR                                                                       CUSTODIAN



     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890



         SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT



               PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809



   Provides facilities, equipment and                                                  Holds the Portfolio's assets,
         personnel to carry out                                                         settles all portfolio trades
   administrative services related to                                                     and collects most of the
    the Portfolio and calculates the                                                    valuation data required for
   Portfolio's NAV and distributions.                                                   calculating each Portfolio's
                                                                                               NAV per share.



                                                       DISTRIBUTOR
                                                 PFPC Distributors, Inc.
                                                      760 Moore Road
                                                King of Prussia, PA 19406
                                           Distributes the Portfolio's shares.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF SHARES
--------------------------------------------------------------------------------

     The Series values its assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

     PFPC determines the Net Asset Value ("NAV") per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

     Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:

New Year's Day                Good Friday                   Labor Day
Martin Luther King, Jr.       Memorial Day                  Thanksgiving Day
  Day
Presidents' Day               Independence Day              Christmas Day

--------------------------------------------------------------------------------

PURCHASE OF SHARES
--------------------------------------------------------------------------------

     Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

     You may also purchase shares if you are a client of Wilmington Trust Company ("Wilmington Trust") through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

     BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on your redemptions until it is reasonably satisfied that the funds are collected (which can take up to

10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                      Overnight mail:
-------------                      ---------------
Wilmington Fixed Income            Wilmington Fixed Income
  Portfolios                       Portfolios
c/o PFPC Inc.                      c/o PFPC Inc.
P.O. Box 9828                      400 Bellevue Parkway, Suite 108
Providence, RI 02940               Wilmington, DE 19809

     BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

     ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

     Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

     It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

     For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fees" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

     REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

     BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

    Regular mail:                                 Overnight mail:
    -------------                                 ---------------
    Wilmington Fixed Income Portfolios            Wilmington Fixed Income Portfolios
    c/o PFPC Inc.                                 c/o PFPC Inc.
    P.O. Box 9828                                 400 Bellevue Parkway, Suite 108
    Providence, RI 02940                          Wilmington, DE 19809

     BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

     ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

     If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

     SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

     For additional information on other ways to redeem shares, please refer to our SAI.

--------------------------------------------------------------------------------

EXCHANGE OF SHARES
--------------------------------------------------------------------------------

     You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following portfolios:

     Wilmington Premier Money Market Portfolio

     Wilmington Short/Intermediate Bond Portfolio

     Wilmington Broad Market Bond Portfolio

     Wilmington Municipal Bond Portfolio

     Wilmington Large Cap Growth Portfolio

     Wilmington Large Cap Core Portfolio

     Wilmington Small Cap Core Portfolio

     Wilmington International Multi-Manager Portfolio

     Wilmington Large Cap Value Portfolio

     Wilmington Balanced Portfolio

     Wilmington Large Cap Strategic Allocation Fund

     Wilmington Mid Cap Strategic Allocation Fund

     Wilmington Small Cap Strategic Allocation Fund

     Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

     Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

     FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

     To obtain prospectuses of the other Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolio may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

--------------------------------------------------------------------------------

DISTRIBUTIONS
--------------------------------------------------------------------------------

     Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually. The Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized.

     Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holder of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

--------------------------------------------------------------------------------

TAXES
--------------------------------------------------------------------------------

     As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

     It is a taxable event for you if you sell or exchange shares of the Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

     STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

     This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                           DISTRIBUTION ARRANGEMENTS

     PFPC Distributors, Inc. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

--------------------------------------------------------------------------------

MASTER/FEEDER STRUCTURE
--------------------------------------------------------------------------------

     Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

     For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

--------------------------------------------------------------------------------

SHARE CLASSES
--------------------------------------------------------------------------------

     The Portfolio issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MATURITY:

     The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

TOTAL RETURN:

     Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

     An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

YIELD:

     Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

FUND EXPENSES:

     Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

FIXED INCOME SECURITIES:

     Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term "fixed-income" security.

DURATION:

     Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

INVESTMENT GRADE SECURITIES:

     Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

CORPORATE BONDS VS. GOVERNMENT BONDS:

     Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

INVESTMENT ADVISER:

     The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

THE NET ASSET VALUE OR "NAV":

NAV    =  Assets -- Liabilities
          --------------------
          Outstanding Shares

NET INVESTMENT INCOME:

     Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

     FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

     ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

     STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

     Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

    WT Mutual Fund
     c/o PFPC Inc.
     400 Bellevue Parkway
     Suite 108
     Wilmington, Delaware 19809
     (800) 336-9970
     9:00 a.m. to 5:00 p.m., Eastern time

     Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

     FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

07/03
WILMINGTON
                    FUNDS
        SHORT-TERM INCOME
             PORTFOLIO --
     INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
APPLICATION & NEW ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

INSTRUCTIONS:                                      RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS OR FOR                        WILMINGTON SHORT-TERM INCOME
ASSISTANCE IN COMPLETING THIS                         PORTFOLIO -- INSTITUTIONAL SHARES
FORM CALL (800) 336-9970                              C/O PFPC Inc.
                                                      P.O. Box 9828
                                                      PROVIDENCE, RI 02940

--------------------------------------------------------------------------------
PORTFOLIO SELECTION ($1,000 MINIMUM)
       [ ] WILMINGTON SHORT-TERM INCOME PORTFOLIO -- INSTITUTIONAL SHARES
        TOTAL AMOUNT TO BE INVESTED $ --------------
-------    By check. (Make payable to the applicable Portfolio.)

-------    By wire. Call 1-800-336-9970 for Instructions.
Bank from which funds will be wired ------------      wire date     ------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION

1. Individual
                  ----------------------   -----   ----------------------------------  -----------------
                        First Name           MI                Last Name                Date of Birth*

                   -----------------------------
                    1st Owner's Social Security
                              Number*

2. Joint Tenancy
                  ----------------------   -----   ----------------------------------  -----------------
                        First Name           MI                Last Name                Date of Birth*
                     ("Joint Tenants with Rights of Survivorship" unless otherwise
                                              Specified)

                   -----------------------------
                                 Joint Owner's Social Security Number*

                                                                                                   Uniform

3. Gifts to Minors                                                   under the             Gifts/Transfers
                    -------------------------  -------------------               -------
                                                 Minor's Date of
                          Minor's Name                Birth*                      State      to Minors Act
                    -------------------------
                     Minor's Social Security
                             Number*

4. Other Registration
------------------------------------------------------------
-----------------------
                              Customer Date of Birth     Customer Tax ID No.*

5. If Trust, Date of Trust Instrument:
-------------------------------------------------------------------

  As joint tenants use Lines 1 and 2; as custodian for a minor, use Lines 1 and
   3.
  In the name of a corporation, trust or other organization or any fiduciary capacity, use Line 4.
* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of all of the registered account owners; (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
--------------------------------------------------------------------------------
ADDRESS OF RECORD Must be a street address. If a post office box is preferred, please provide a mailing address on an additional sheet of paper.

    ----------------------------------------------------------------------------
                 Street

    ----------------------------------------------------------------------------
                 City                  State                  Zip Code

--------------------------------------------------------------------------------

                                                                 WSTP-APPL-07/03

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS -- If these boxes are not checked, all distributions will be invested in additional shares.

                                                                      Pay Cash for:
                                                             Income Dividends           Other
WILMINGTON SHORT-TERM INCOME PORTFOLIO                             [ ]                   [ ]

--------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) -- Please sign exactly as registered under "Account Registration."

     I have received and read the Prospectus for the Wilmington Short-Term Income Portfolio and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company, or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Wilmington Short-Term Income Portfolio have been duly adopted.

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE PORTFOLIO IS REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:
UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND
(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE (A) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE
    (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING, AND
(3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Signature --------------------------------------------------   Date ------------
Signature --------------------------------------------------   Date ------------
         Joint
          Owner/Trustee

Check one:     [ ] Owner     [ ] Trustee     [ ] Custodian    [ ] Other --------
--------------------------------------------------------------------------------
IDENTIFICATION OF SERVICE ORGANIZATION

We authorize the transfer agent, and the distributor in the case of transactions by telephone, to act as our agents in connection with transactions authorized by this order form.

Service Organization Name and Code ----------------------------  [ ][ ][ ][ ][ ]
Branch Address and Code ---------------------------------------------  [ ][ ][ ]
Representative or Other Employee Code ---------------------------   [ ][ ][ ][ ]
Authorized Signature of Service Organization ------     Telephone (     ) ------

--------------------------------------------------------------------------------

                                                                           07/03
WILMINGTON
                    FUNDS
        SHORT-TERM INCOME
             PORTFOLIO --
     INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
APPLICATION FOR TELEPHONE REDEMPTION OPTION
--------------------------------------------------------------------------------
Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Portfolio's books for 10 days.

This form is to be used to add or change the telephone redemption option on your account(s).
--------------------------------------------------------------------------------
ACCOUNT INFORMATION

       Portfolio Name(s):   ----------------------------------------------------
       Portfolio Account Number(s):
                                ------------------------------------------------
                           (Please provide if you are a current account holder:) REGISTERED IN THE NAME(S) OF: ------------------------------------------
                                      ------------------------------------------
                                      ------------------------------------------
                 REGISTERED ADDRESS:  ------------------------------------------
                                      ------------------------------------------

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.
--------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS
       [ ] Add           [ ] Change

Check one or more:
       [ ] Mail proceeds to my fund account address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
       [ ] Mail proceeds to my bank
       [ ] Wire proceeds to my bank (minimum $1,000)
       [ ] All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.
--------------------------------------------------------------------------------

                                                                 WSTP-APPL-07/03

--------------------------------------------------------------------------------
BANK INFORMATION

Please complete the following information only if proceeds mailed/wired to your bank was selected. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

    Name of Bank                ------------------------------------------------



    Bank Routing Transit #      ------------------------------------------------



    Bank Address                ------------------------------------------------



    City/State/Zip              ------------------------------------------------



    Bank Account Number         ------------------------------------------------



    Name(s) on Bank Account     ------------------------------------------------

--------------------------------------------------------------------------------
AUTHORIZATIONS

   By electing the telephone redemption option, I appoint the transfer agent my agent to redeem shares of any designated fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. I understand that a request for telephone redemption may be made by anyone, but the proceeds will be sent only to the account address of record or to the bank listed above. Proceeds in excess of $10,000 will only be sent to my predesignated bank. By signing below, I agree on behalf of myself, my assigns, and successors, not to hold the transfer agent and any of its affiliates, or the Portfolio responsible for acting under the powers I have given the transfer agent. I also agree that all account and registration information I have given will remain the same unless I instruct the transfer agent otherwise in a written form, including a signature guarantee. If I want to terminate this agreement, I will give the transfer agent at least ten days notice in writing. If the transfer agent or the Portfolio wants to terminate this agreement, they will give me at least ten days notice in writing.

   ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).



   ------------------------------                 ------------------------------
      Signature of Individual Owner        Signature of Joint Owner (if any)

--------------------------------------------------------------------------------
 Signature of Corporate Officer, Trustee or other -- please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to the Portfolio's transfer agent, such as a bank or trust company, broker/dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see "Redemption of Shares" in the prospectus.

                SIGNATURE GUARANTEE(S) (STAMP)
--------------------------------------------------------------------------------

WSTP-Pros-07/03

                                                                 WILMINGTON
                                                                      FUNDS
    short-term income portfolio
    INSTITUTIONAL SHARES
    PROSPECTUS    JULY 1, 2003

                                                                      SHORT-TERM
                                                                          INCOME
                                                                       PORTFOLIO

                                 WT MUTUAL FUND
                                 --------------

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                            1100 North Market Street
                           Wilmington, Delaware 19890

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 1, 2003

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolio's current prospectus, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"). The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

                                TABLE OF CONTENTS

GENERAL INFORMATION ...............................................................    1
INVESTMENT POLICIES ...............................................................    1
INVESTMENT LIMITATIONS ............................................................    9
TRUSTEES AND OFFICERS .............................................................   10
CODE OF ETHICS.....................................................................   18
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................   18
INVESTMENT ADVISORY AND OTHER SERVICES ............................................   18
ADMINISTRATION AND ACCOUNTING SERVICES.............................................   19
ADDITIONAL SERVICE PROVIDERS ......................................................   19
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN ........................................   20
BROKERAGE ALLOCATION AND OTHER PRACTICES ..........................................   21
CAPITAL STOCK AND OTHER SECURITIES ................................................   21
PURCHASE, REDEMPTION AND PRICING OF SHARES ........................................   21
DIVIDENDS .........................................................................   24
TAXATION OF THE PORTFOLIO .........................................................   25
CALCULATION OF PERFORMANCE INFORMATION ............................................   27
TAX-EQUIVALENT YIELD TABLE ........................................................   30
FINANCIAL STATEMENTS ..............................................................   31
APPENDIX A -- OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES ...........  A-1
APPENDIX B -- DESCRIPTION OF RATINGS ..............................................  B-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Fund") is a diversified, open-end management investment company that was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund has established the following Portfolio described in this SAI:
Wilmington Short-Term Income Portfolio (the "Portfolio"). The Portfolio may issue Institutional and Investor Shares.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolio through its investment in the corresponding master fund, the Short-Term Income Series (the "Series"), which is a series of WT Investment Trust I (the "Trust").

                         THE SHORT-TERM INCOME PORTFOLIO

Rodney Square Management Corporation ("RSMC"), the investment adviser for the Series, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. The Portfolio's exposure to credit risk is moderated by limiting 80% of its investments to securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization ("NRSRO") such as Moody's, S&P, or, if unrated, are determined by RSMC to be of comparable quality. See "Appendix B - Description of Ratings." Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Portfolio will receive the anticipated yield on the security. RSMC continuously monitors the quality of the Portfolio's' holdings, and should the rating of a security be downgraded or its quality be adversely affected, RSMC will determine whether it is in the best interest of the affected Portfolio to retain or dispose of the security.

The Portfolio seeks to preserve capital and provide current income. The Portfolio will normally invest at least 80% of its total assets in various types of investment grade fixed income securities.

The Portfolio's investment objective and 80% policy may be changed without shareholder approval, upon 60 days' written notice.

The effect of interest rate fluctuations in the market on the principal value of the Portfolio is moderated by limiting the average dollar-weighted duration of the total Portfolio investments to a range of 1 to 3 years. Investors may be more familiar with the term "average effective maturity" (when, on average, the fixed income securities held by the Portfolio will mature), which is sometimes used to express the anticipated term of the Portfolio's investments. Generally, the stated maturity of a fixed income security is longer than its projected duration. In the event of unusual market conditions, the average dollar-weighted duration of the Portfolio may fall within a broader range. Under those circumstances, the Portfolio may invest in fixed income securities with an average dollar-weighted duration of 1 to 5 years.

RSMC's goal in managing the Portfolio is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Portfolio is intended to appeal to investors who want exposure to the broad fixed income securities market and the high current returns that characterize the short-term to intermediate-term sector of that market.

Given the average duration of the holdings of the Portfolio and the current interest rate environment, the Portfolio should experience smaller price fluctuations than those experienced by longer-term bond funds and a higher yield than fixed-price money market funds. Of course, the Portfolio will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond funds. Given the quality of the Portfolio's holdings, of which 80% must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Portfolio will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities.

The composition of the Portfolio's holdings varies depending upon RSMC's analysis of the fixed income markets, including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Portfolio may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining the Portfolio's specified average duration, RSMC seeks to protect the Portfolio's principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Portfolio. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

RSMC may make frequent changes in the Portfolio's investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Portfolio and could result in taxable capital gains.

ASSET-BACKED SECURITIES. The Portfolio may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

         - BANKERS' ACCEPTANCES. The Portfolio may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

         - CERTIFICATES OF DEPOSIT. The Portfolio may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

         - TIME DEPOSITS. The Portfolio may invest in time deposits, which are bank deposits for fixed periods of time.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Portfolio may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio will only invest in commercial paper rated, at the time of purchase, in the highest category by an NRSRO, such as Moody's or S&P or, if not rated, determined by RSMC to be of comparable quality.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Portfolio to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often supports these buy-back features. In evaluating a foreign bank's credit, RSMC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit.

Buy-back features include standby commitments, put bonds and demand features.

         - STANDBY COMMITMENTS. The Portfolio may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles the Portfolio to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

              Ordinarily, the Portfolio will not transfer a standby commitment to a third party, although the Portfolio may sell securities subject to a standby commitment at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Portfolio may pay a higher price for the securities acquired in consideration for the commitment.

         - PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

              In selecting put bonds for the Portfolio, RSMC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

         - DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

GUARANTEED INVESTMENT CONTRACTS. A guaranteed investment contract ("GIC") is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to The Portfolio's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. The Portfolio does not intend to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. The Portfolio may not invest more than 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Portfolio's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Portfolio may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide, in part, that the Portfolio may not purchase shares of an investment company if (a) such purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or
(b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company; or (c) more than 10% of the Portfolio's total assets were to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. The Portfolio's investment of its assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Veteran Administration. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments -"principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities, the interest on which is, in the opinion of bond counsel, exempt from federal income tax. These debt obligations are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various privately owned or operated activities. The three general categories of municipal securities are general obligation, revenue or special obligation and private activity municipal securities. A brief description of typical municipal securities follows:

         - GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

         - REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

         - MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Portfolio will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

              Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

         - RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

         - PRIVATE ACTIVITY SECURITIES are specific types of revenue bonds issued on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. The payment of principal and interest on these obligations generally depends upon the credit of the private owner/user of the facilities financed and, in certain instances, the pledge of real and personal property by the private owner/user. The interest income from certain types of private activity securities may be considered a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item").

Short-term municipal securities in which the Portfolio may invest include the following:

         - BOND ANTICIPATION NOTES normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

         - TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

         - REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

         - CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or Ginnie Mae.

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. The Portfolio may use options, futures contracts, and forward currency contracts. For additional information regarding such investment strategies, see Appendix A to this SAI.

PARTICIPATION INTERESTS. The Portfolio may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio's investment limitations.

SECURITIES LENDING. The Portfolio may from time to time lend its portfolio securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securites and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

The Portfolio may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. The Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While the Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When the Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio's net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

ZERO COUPON BONDS. The Portfolio may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause the Portfolio to liquidate investments in order to make the required distributions.

                             INVESTMENT LIMITATIONS

The Portfolio and its corresponding Series have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of the Portfolio's assets or redemptions of shares will not be considered a violation of a limitation.

The Portfolio will not:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) The Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3. borrow money, provided that the Portfolio may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or real estate limited partnership interests, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts;

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation;

9. pledge, mortgage or hypothecate its assets, except the Portfolio may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Portfolio may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

10. make short sales of securities except short sales against the box;

11. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Portfolio may make initial and variation margin deposits in connection with permitted transactions in options or futures;

12. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

13. purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded;

14. write put or call options having aggregate exercise prices greater than 25% of the Portfolio's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options; or

15. when engaging in options, futures and forward currency contract strategies, the Portfolio will either: (1) earmark or set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I (the "Trust"). Each person listed under "Interested Trustees" below is an "interested person" of the Series' investment adviser, the Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Series' investment adviser, the Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                           PRINCIPAL              FUND
                                POSITION(S)     TERM OF OFFICE AND       OCCUPATION(S)           COMPLEX           OTHER
                                 HELD WITH        LENGTH OF TIME         DURING PAST           OVERSEEN BY      DIRECTORSHIPS
   NAME AND DATE OF BIRTH          FUND               SERVED               FIVE YEARS            TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)           Trustee,        Shall serve until    Chief Investment            57            RSMC
Date of Birth: 2/49            President and    death, resignation    Officer and                               (registered
                                Chairman of         or removal.       Executive Vice                            investment
                                 the Board      Trustee, President    President of                              adviser)
                                                  and Chairman of     Wilmington Trust
                                                  the Board since     Company since
                                                   October 1998.      February 1996.
------------------------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS, JR.(2)       Trustee        Shall serve until    Managing Director           57            None
Date of Birth: 11/36                            death, resignation    and Senior
                                                    or removal.       Portfolio Manager,
                                                   Trustee since      Roxbury Capital
                                                   October 1999.      Management LLC
                                                                      since 1998. Prior to
                                                                      1998, Principal,
                                                                      Roger Engemann
                                                                      & Associates
                                                                      (investment
                                                                      management firm).
------------------------------------------------------------------------------------------------------------------------------

1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                           PRINCIPAL              FUND
                                POSITION(S)     TERM OF OFFICE AND       OCCUPATION(S)           COMPLEX           OTHER
                                 HELD WITH        LENGTH OF TIME         DURING PAST           OVERSEEN BY      DIRECTORSHIPS
   NAME AND DATE OF BIRTH          FUND               SERVED               FIVE YEARS            TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                     Trustee        Shall serve until    Founder and                  57                N/A
Date of Birth: 3/44                             death, resignation    co-manages, R. H.
                                                    or removal.       Arnold & Co., Inc.
                                                 Trustee since May    (investment banking
                                                       1997.          company) since 1989.
------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                           PRINCIPAL              FUND
                                POSITION(S)     TERM OF OFFICE AND       OCCUPATION(S)           COMPLEX           OTHER
                                 HELD WITH        LENGTH OF TIME         DURING PAST           OVERSEEN BY      DIRECTORSHIPS
   NAME AND DATE OF BIRTH          FUND               SERVED               FIVE YEARS            TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                  Trustee        Shall serve until    Dean, School of              57                N/A
Date of Birth: 12/41                            death, resignation    Business
                                                    or removal.       Administration of
                                                   Trustee since      Widener University
                                                   October 1999.      since July 2001.
                                                                      Prior to that,
                                                                      Dean, College of
                                                                      Business, Public
                                                                      Policy and
                                                                      Health at the
                                                                      University of
                                                                      Maine from
                                                                      September 1998
                                                                      to June 2001,
                                                                      and Dean, School
                                                                      of Management at
                                                                      the University
                                                                      of Michigan
                                                                      prior to
                                                                      September 1998.

------------------------------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                 Trustee        Shall serve until    Consultant,                  57          Kalmar Pooled
Date of Birth: 3/43                             death, resignation    financial services                       Investment
                                                    or removal.       organizations from                       Trust;
                                                   Trustee since      1997 to present;                         Independence
                                                   October 1998.      Interim President,                       Blue Cross;
                                                                      LaSalle University                       Fotoball,
                                                                      from 1998 to 1999;                       U.S.A.
                                                                      President and Chief                      (sporting and
                                                                      Executive Officer,                       athletics goods
                                                                      Philadelphia Stock                       manufacturer),
                                                                      Exchange from 1981                       DaisyTek
                                                                      to 1997.                                 International

                                                                                                               (wholesale
                                                                                                               paper
                                                                                                               and
                                                                                                               paper
                                                                                                               products);
                                                                                                               and
                                                                                                               Selas
                                                                                                               Corporation
                                                                                                               of
                                                                                                               America
                                                                                                               (industrial
                                                                                                               furnaces
                                                                                                               and
                                                                                                               ovens).

------------------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN JR.                   Trustee        Shall serve until    Self-employed                57          Manville
Date of Birth: 5/35                             death, resignation    financial                                Personal Injury
                                                    or removal.       consultant since                         Settlement
                                                   Trustee since      1991.                                    Trust and WHX
                                                   October 1999.                                               Corporation
                                                                                                               (industrial
                                                                                                               manufacturer).

------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                           PRINCIPAL              FUND
                                POSITION(S)     TERM OF OFFICE AND       OCCUPATION(S)           COMPLEX           OTHER
                                 HELD WITH        LENGTH OF TIME         DURING PAST           OVERSEEN BY      DIRECTORSHIPS
   NAME AND DATE OF BIRTH          FUND               SERVED               FIVE YEARS            TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II              Trustee        Shall serve until    Managing Partner,            57             N/A
Date of Birth: 9/44                             death, resignation    Mariemont Holdings,
                                                    or removal.       LLC, (real estate
                                                   Trustee since      holding and
                                                   October 1999.      development
                                                                      company) since 1980.

------------------------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN                  Trustee        Shall serve until    Retired since 1993.          57             N/A
Date of Birth: 5/32                             death, resignation
                                                    or removal.
                                                   Trustee since
                                                   October 1999.

------------------------------------------------------------------------------------------------------------------------------
MARK A. SARGENT                   Trustee        Shall serve until    Dean and Professor           57          St. Thomas More
Date of Birth: 4/51                             death, resignation    of Law, Villanova                        Society of
                                                    or removal.       University School                        Pennsylvania.
                                                   Trustee since      of Law since July
                                                  November 2001.      1997. Associate
                                                                      Dean for Academic
                                                                      Affairs, University
                                                                      of Maryland
                                                                      School of Law
                                                                      from 1994 to 1997.
-----------------------------------------------------------------------------------------------------------------------------

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Series' investment adviser or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                           PRINCIPAL              FUND
                                POSITION(S)     TERM OF OFFICE AND       OCCUPATION(S)           COMPLEX           OTHER
                                 HELD WITH        LENGTH OF TIME         DURING PAST           OVERSEEN BY      DIRECTORSHIPS
   NAME AND DATE OF BIRTH          FUND               SERVED               FIVE YEARS            TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG                 Vice President   Shall serve at the    Vice President,              N/A              N/A
1100 North Market Street                          pleasure of the     Wilmington Trust
Wilmington, DE 19890                              Board and until     Company since 1986;
Date of Birth: 12/54                               successor is       and Vice President
                                                    elected and       and Director,
                                                    qualified.        Rodney Square
                                                   Officer since      Management
                                                   October 1998.      Corporation since
                                                                      2001.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.               Vice         Shall serve at the    Vice President,              N/A              N/A
1100 North Market Street         President        pleasure of the     Rodney Square
Wilmington, DE 19890                              Board and until     Management
Date of Birth: 1/57                                successor is       Corporation since
                                                    elected and       1992.
                                                    qualified.
                                                   Officer since
                                                 November 1999.

------------------------------------------------------------------------------------------------------------------------------
FRED FILOON                    Vice President   Shall serve at the    Senior Vice                  N/A              N/A
520 Madison Avenue                                pleasure of the     President, Cramer
New York, NY 10022                                Board and until     Rosenthal McGlynn,
Date of Birth: 3/42                                successor is       LLC since 1989.
                                                    elected and
                                                    qualified.
                                                   Officer since
                                                   August 2000.
------------------------------------------------------------------------------------------------------------------------------
JOHN R. GILES                  Vice President/  Shall serve at the    Senior Vice                  N/A              N/A
1100 North Market Street           Chief         pleasure of the      President,
Wilmington, DE 19890             Financial       Board and until      Wilmington Trust
Date of Birth: 8/57               Officer          successor is       Company since 1996.
                                                   elected and
                                                   qualified.
                                                  Officer since
                                                 December 1999.
------------------------------------------------------------------------------------------------------------------------------
PAT COLLETTI                   Vice President   Shall serve at the    Vice President and           N/A              N/A
301 Bellevue Parkway           and Treasurer     pleasure of the      Director of
Wilmington, DE 19809                             Board and until      Investment
Date of Birth: 11/58                               successor is       Accounting and
                                                   elected and        Administration of
                                                   qualified.         PFPC Inc. since
                                                Officer since May     1999.  From 1986 to
                                                      1999.           April 1999,
                                                                      Controller for the
                                                                      Reserve Funds.
------------------------------------------------------------------------------------------------------------------------------
LEAH M. ANDERSON                 Secretary      Shall serve at the    Officer, Wilmington          N/A              N/A
1100 North Market Street                          pleasure of the     Trust Company since
Wilmington, DE 19890                              Board and until     1998. Officer,
Date of Birth: 08/65                               successor is       Rodney Square
                                                    elected and       Management
                                                    qualified.        Corporation since
                                                  Officer since       1992.
                                                  October 2002.
------------------------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF THE BOARD AND COMMITTEES BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolio. Currently the Board is comprised of nine individuals, two of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of each Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2002. Currently, the Board has a Nominating Committee, an Audit Committee, a Regulatory Oversight Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised only of Independent Trustees. Currently, Messrs. Giordano and Quindlen serve on the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2002, there was one meeting of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2002, there were three meetings of the Audit Committee.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Portfolio. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2002, there were four meetings of the Regulatory Oversight Committee.

VALUATION COMMITTEE. The Board has a Valuation Committee, comprised of officers of the Fund, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Portfolio. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended June 30, 2002, there was one meeting of the Valuation Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio and in all registered investment companies overseen by the Trustee within the family of investment companies, as of December 31, 2002.

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE WITHIN THE
                                        DOLLAR RANGE OF EQUITY SECURITIES                  FAMILY OF
   NAME OF TRUSTEE                        IN EACH PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN                                  NONE                              Over $100,000

WILLIAM P. RICHARDS                                  NONE                                   NONE

INDEPENDENT TRUSTEES
ROBERT ARNOLD                                        NONE                                   NONE

ERIC BRUCKER                                         NONE                                   NONE

NICHOLAS GIORDANO                                    NONE                             $10,001 - $50,000

LOUIS KLEIN, JR.                                     NONE                              Over $100,000

CLEMENT C. MOORE, II                                 NONE                              Over $ 100,000

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE WITHIN THE
                                        DOLLAR RANGE OF EQUITY SECURITIES                  FAMILY OF
   NAME OF TRUSTEE                        IN EACH PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN                                     NONE                              Over $100,000

MARK A. SARGENT                                      NONE                                   NONE

As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment adviser or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment adviser or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS. The Portfolio's assets are invested in the corresponding series of the Trust that has the same investment objectives, strategies and limitations as the investing Portfolio. Since the Portfolio operates as a "feeder fund" in a master/feeder structure with a corresponding Series of the Trust, the Portfolio does not have an investment adviser that directly manages its assets. The Portfolio receives investment advisory services indirectly from the investment adviser of the Series. The Trust has retained Rodney Square Management Corporation ("RSMC") to manage the assets of the series of the Trust. The investment adviser has been retained pursuant to a separate investment advisory agreement (the "Investment Advisory Agreement") which has been approved by the Board of Trustees of the Trust, including the Independent Trustees. The Investment Advisory Agreement t has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Series' Investment Advisory Agreement, the Board considered many factors, including: (1) the Series' investment objectives and long-term performance; (2) the investment adviser's's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Portfolio and their shareholders in addition to investment advisory services; and (7) the Portfolio's relationship to other Portfolio in the Wilmington family of funds.

In assessing an investment adviser's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Investment Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Series and Portfolio and the risks or other effects that could occur as a result of a decision to terminate or not renew an Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolio on the strength of an investment adviser's or reputation and in the expectation that the investment adviser will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits received by the investment adviser. This includes fees received for services provided to the Series by an investment adviser, or its affiliates and research services received by the investment adviser from brokers that execute trades for the Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the investment adviser, including the performance of the Series; the investment adviser's cost of providing the services; the extent to which the investment adviser may realize "economies of scale" as the Portfolio grows larger; any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser's relationship with the Trust and the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about the facts bearing on the investment adviser's service and fee. The Board is aware of these factors and takes them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment adviser on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series, the investment adviser and the Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment adviser and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreements. Thus, the Board's evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's investment philosophy, personnel and processes; each Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; the Portfolio's expenses (including the advisory fee itself and the overall expense structure of the Portfolio, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services provided to the Series by the investment adviser and its affiliates; compliance and audit reports concerning the Portfolio and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of the Portfolio to the other portfolios in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between Portfolio.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement on all the relevant factors, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Trust or the investment adviser on sixty days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to the investment adviser may be found under the heading of "Investment Advisory and Other Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2002 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                         TOTAL
                                                                                                     COMPENSATION
                                 AGGREGATE        PENSION OR RETIREMENT          ESTIMATED               FROM
                             COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON      FUND COMPLEX
INDEPENDENT TRUSTEE              THE FUND         PART OF FUND EXPENSES         RETIREMENT         PAID TO TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Robert Arnold                     $22,032                 None                     None                 $34,550

Eric Brucker                      $22,032                 None                     None                 $34,550

Nicholas Giordano                 $21,337                 None                     None                 $33,450

Louis Klein, Jr.                  $21,337                 None                     None                 $33,450

Clement C. Moore, II              $22,032                 None                     None                 $34,550

John Quindlen                     $21,337                 None                     None                 $33,450

Mark A. Sargent                   $12,747                 None                     None                 $19,850

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the investment adviser to the Series of the Trust has adopted a joint code of ethics (the "Code").

The Code is intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Trust or the Fund. The Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Code may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Series under certain circumstances.

Under the Joint Code of Ethics adopted by RSMC, the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Code including information about any material violations of the Code. The Code is on public file as exhibits to the Fund's registration statement with the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of that Portfolio. As of July 1, 2003, RSMC owned 100 % of the outstanding shares of the Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Balentine and Company LLC, and Wilmington Trust FSB, wholly owned subsidiaries of Wilmington Trust Corporation, are registered investment advisers. In addition, Wilmington Brokerage Services Company, a subsidiary of Wilmington Trust, is a registered investment adviser and broker-dealer.

Under an amended Investment Advisory Agreement dated May 9, 2001, The Series pays a monthly fee to RSMC at the annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets in excess of $2 billion, as determined at the close of business on each day throughout the month.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed the following amounts with respect to the following portfolio:

PORTFOLIO                                                           EXPENSE CAP
Wilmington Short-Term Income Portfolio - Institutional                 0.65%

This waiver will remain in place until July 1, 2006. The Board may, in its discretion, terminate the expense limitation arrangement with respect to the Portfolio or class thereof prior to such termination date.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, the adviser agrees to: (a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of the Series and its investment activities. Additionally, the adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. The Trust and/or the adviser may at any time, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provide that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with an investment adviser and the salaries of all personnel of the investment adviser performing services for the Portfolio relating to research, statistical and investment activities are paid by the investment adviser.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, RSMC, an affiliate of the Trust, performs certain administrative services for the Fund. For its services, the Fund pays RSMC a fee of .09% of the Portfolio's' average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million average daily net assets; and .03% of the Portfolio's' average daily net assets that are greater than $2 billion.

The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. ("PFPC") to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Portfolio. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to the Fund and Trust, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio's' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor class shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor class shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolio's' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolio's' Institutional class shares.

The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolio or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty
(60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the Investor class 12b-1 Plan regardless of the Distributor's expenses. The Investor class 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.75% on an annualized basis of the Investor Shares of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Portfolio of the distribution of its Investor Shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser place all portfolio transactions on behalf of the Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

BROKERAGE SELECTION. The primary objective of the investment adviser, in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser, under certain circumstances, lawfully may cause an account to a higher commission than the lowest available. Under Section 28(e), the investment adviser are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser , as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement an investment adviser own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser since the broker-dealers used by the investment adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser with a diverse perspective on financial markets. Research services provided to an investment adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by their respective affiliates. The investment adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. Portfolio transactions, however, will not be directed by the Series to dealers solely on the basis of research services provided.

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of the investment adviser's other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues three separate classes of shares. The Portfolio offers Institutional and Investor Shares. The shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid. The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of its Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and class take separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of that Portfolio.

The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), for the Portfolio, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for

Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of the Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES: For the Portfolio the net asset value per share of the Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolio is open for business. The Portfolio is only open on days when the Exchange and the transfer agent are open for business.

Securities for which market quotations are readily available are valued using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), at the mean between the closing bid and asked prices, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. In the case of securities traded primarily on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ official closing price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Trustees.

                                    DIVIDENDS

Dividends from the Portfolio's net investment income are declared on each Business Day and paid to shareholders ordinarily on the first Business Day of the following month. The dividend for a Business Day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-Business Days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers, are declared and paid annually.

                            TAXATION OF THE PORTFOLIO

GENERAL. The Portfolio is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Portfolio. If the Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares.

The Portfolio may acquire zero coupon securities issued with original issue discount. As a holder of those securities, the Portfolio must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because the Portfolio must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, the Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Interest and dividends received by the Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Portfolio on the acquisition and disposition of foreign currency (E.G. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of the Portfolio's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 T = (ERV/P)1/n - 1

                  Where:   P     =   a hypothetical initial investment of $1,000
                           T     =   average annual total return
                           n     =   number of years
                           ERV   =   ending redeemable value: ERV is the value,
                                     at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

                  The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

         B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)(n) = ATV(D)
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on distributions).
                           n = number of years.
                           ATV(D)= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

         The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Portfolio assumes that the redemption has no tax consequences. The Portfolio calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Portfolio on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Portfolio calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Portfolio has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

         C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1 + T)(n) = ATV(DR)
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on distributions and redemption).
                           n = number of years.
                           ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Portfolio calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Portfolio calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Portfolio separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolio includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Portfolio does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Portfolio calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Portfolio assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

YIELD CALCULATIONS. From time to time, the Portfolio may advertise its yield. Yield for the Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((A-B)/CD + 1)6-1]

         where:

                  a =   dividends and interest earned during the period;
                  b =   expenses accrued for the period (net of reimbursements);
                  c =   the average daily number of shares outstanding during
                        the period that were entitled to receive dividends;
                        and
                  d =   the maximum offering price per share on the last day of
                        the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by the Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by the Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, the Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

Yield information may be useful in reviewing the Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolio's' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolio's' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's' holdings, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

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

COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Portfolio.

In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

                              FINANCIAL STATEMENTS

The Portfolio has not yet commenced operations and therefore, has no financial statements to report.

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

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Portfolio's corresponding Series, the investment adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolio will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will use leverage in its options, futures and in the case of the Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

The Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

The Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

The Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

The Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. The Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

The Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, The Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

         (1) The Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

         (2) no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

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

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

          (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

         (5) A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a

Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series' foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

         (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

         (2) No Series will write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter int offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

         (1) Successful use by a Series of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

         (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

         (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

          (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

         (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Series' investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.
The Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Series or which the investment adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the investment adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

SWAP AGREEMENTS. The Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series' investment objective will depend on the Investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series' repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Portfolio' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an investment adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa:     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:       Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:     Bonds that are rated Baa are considered as medium-grade obligations
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:      Bonds that are rated Ba offer questionable financial security. Often the ability of these entities to meet obligations may be moderate and not well safeguarded in the future.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:     Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:       Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB:      Bonds rated BB is less vulnerable in the near term than other lower rated obligators. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligator's inadequate capacity to meet its financial commitments. B An obligor rated "B" is more vulnerable than the obligators rated "BB", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingne4ss to meet its financial commitments

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                                  FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA -    Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -     Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ -   Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -    Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

B-2
BB       Issues assigned this rating indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not considered investment grade.